ESC STRATEGIC FUNDS, INC.
--------------------------------------------------------------------------------
                                                               November 22, 1996

Dear Shareholder:

We are pleased to present the September 30, 1996 semi-annual report for the ESC Strategic Funds. We take this opportunity to inform you of the progress of the Funds, to discuss expectations and to express our great appreciation for your investment and confidence in our effort.

The ESC Strategic Funds are comprised of a Multiple Manager Series and a Single Manager Series. This report addresses the progress of each series and each specific fund.

MULTIPLE MANAGER SERIES

Each Fund in this series is diversified across several counter-balancing, yet compatible, investment styles. The purpose is to ensure that a successful manager, which runs the risk of being over-valued by way of superior appreciation, does not become over-weighted within a particular fund and that an underperforming manager is able to receive additional cash in advance of returning to favor. Unlike some funds which attempt to anticipate trends, the Multiple Manager Series adheres to a consistent strategy of maintaining target allocations to each manager and respective market sectors.

ESC STRATEGIC INCOME FUND achieved a total return of 3.8% during the six months ended September 30, 1996, as compared to 6.8% for the Lipper Global Income Fund Index and 3.1% for the Salomon World Government Index.

1996 has been a year of uncertainty for bond investors. Meanwhile the high yield allocation of the ESC Strategic Income Fund continued to provide stability and return during the quarter-ended September 30, 1996. Because this segment of the Fund out-performed the allocations to international bonds and domestic investment grade bonds, the high yield allocation became over-weighted relative to its target allocation and presumably over-valued. Accordingly, at quarter-end, cash was redirected from high yield bonds toward the international and U.S. investment grade sectors with the understanding that these sectors are relatively under-valued. Following are the management firms, actual allocations and target allocations at quarter-end:

                                                                  ALLOCATIONS AS OF
                                                                       9/30/96
                                                                ACTUAL          TARGET
                                                                ------          ------
Cincinnati Asset Management       U.S. High Yield                34.3%           33.3%
Murray Johnstone International    International                  32.4%           33.3%
Llama Asset Management            Investment Grade               33.3%           33.4%

ESC STRATEGIC APPRECIATION FUND gained 12.1% during the six months ended September 30, 1996, as compared to 6.3% and 7.7% for the Lipper Capital Appreciation Fund Index and the S&P 500, respectively.

We take this opportunity to remind investors that the Fund was re-balanced toward the mid to large cap segments as of March 31, 1996 following superior performance in the small cap portfolio. Subsequent to this previous re-balancing, the mid to large cap segment of the Fund produced the strongest performance thus causing it to become relatively over-weighted, presumably over-valued. Accordingly, at quarter end, the Fund was re-balanced toward Small Cap Growth and Value as noted below:

                                                                   ALLOCATIONS AS OF
                                                                        9/30/96
                                                                ACTUAL          TARGET
                                                                ------          -------
GlobeFlex Capital                 Mid to Large Cap Growth        36.3%            33.3%
Equitable Asset Management        Small Cap Growth               31.4%            33.4%
Brandes Investment Partners       Value                          32.3%            33.3%

ESC STRATEGIC GLOBAL EQUITY FUND returned 4.5% during the six months ended September 30, 1996, while the Lipper Global Fund Index and FTA World Index gained 5.4% and 3.2% respectively.

The Fund has recently benefited from strong performance in each of its respective sectors of domestic equities, international developed and emerging markets. While we are pleased with the superior performance of the domestic equities within the Fund, we are gratified by renewed investor interest in the emerging and international developed markets given previous re-balancing toward these latter sectors. At quarter-end, the Fund was re-balanced as noted below:

                                                                   ALLOCATIONS AS OF
                                                                       9/30/96
                                                                ACTUAL          TARGET
                                                                ------          -------
GlobeFlex Capital                 Mid to Large Cap Growth        37.4%            35.0%
Murray Johnstone International    Developed Markets              37.5%            39.0%
Murray Johnstone International    Emerging Markets               25.1%            26.0%

SINGLE MANAGER SERIES

This series utilizes a traditional single management firm approach to provide investors access to more focused portfolio disciplines.

ESC STRATEGIC SMALL CAP FUND returned 18.3% during the six months ended September 30, 1996, as compared to 9.5% for the Lipper Small Company Growth Fund Index and 4.7% for the Russell 2000 without income.

The Fund seeks fundamentally sound companies generating consistently superior earnings growth rather than competing with legions of analysts and economists to determine the next direction of the economy or the market. Investor confusion combined with a lack of sustained diligence on the part of Wall Street creates opportunities which continue to present themselves at an accelerating pace.

ESC STRATEGIC ASSET PRESERVATION FUND provided a total return of 2.0% during the six months ended September 30, 1996, while the Lipper Short Investment Grade Investment returned 4.2%. The Merrill Lynch 1-3 Year Government Index returned 2.7%. We continue to be pleased with the relative stability of the Fund in the midst of what will surely remain a confusing interest rate environment.

We appreciate your interest in the ESC Strategic Funds and invite all questions and comments. For more complete information, including management fees and expenses in addition to the unique risks involved with investing in the international markets and small capitalization stocks, please call 1-800-372-3360 for a prospectus and read it carefully before investing in any of the Funds.

                                                Sincerely,

                                               /s/ W. Howard Cammack, Jr.
                                               W. Howard Cammack, Jr.
                                               Treasurer

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments (unaudited) -- September 30, 1996

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           CORPORATE OBLIGATIONS -- 50.0%
           ASSET BACKED -- 1.7%
AAA/Aaa    Prudential Home Mortgage
             Securities,
             6.50%, 2/25/2000....... $206,581  $   205,463
                                               -----------
           BANKING -- 6.2%
A-/A2      Bank America Corp.,
             7.50%, 3/15/1997.......  250,000      251,877
A-/A3      First Union Corp.,
             9.45%, 6/15/1999.......  250,000      267,326
A/A2       NationsBank Corp.,
             5.125%, 9/15/1998......  250,000      244,175
                                               -----------
                                                   763,378
                                               -----------
           CHEMICALS -- 3.5%
A+/A2      ICI Wilmington Corp.,
             7.625%, 3/15/1997......  300,000      302,387
A/A1       Monsanto Corp.,
             6.00%, 7/01/2000.......  140,000      136,096
                                               -----------
                                                   438,483
                                               -----------
           COMPUTERS -- 3.2%
A/A3       IBM Corp.,
             6.375%, 11/01/1997.....  250,000      250,625
A/A3       IBM Corp.,
             6.375%, 6/15/2000......  150,000      148,314
                                               -----------
                                                   398,939
                                               -----------
           ENTERTAINMENT -- 2.0%
A+/A1      Bass America, Inc.,
             6.75%, 8/01/1999.......  250,000      251,230
                                               -----------
           FINANCIAL SERVICES -- 8.9%
AA-/AA3    Associates Corp. North
             America,
             8.50%, 1/10/2000.......  100,000      105,372
A-/A3      Chrysler Financial Corp.
             Medium Term Notes,
             7.10%, 4/14/1997.......  250,000      251,811
A/Baa1     Lehman Brothers Holdings
             Corp.,
             6.90%, 7/15/1999.......  200,000      200,092
BBB/Baa1   Salomon, Inc.,
             6.00%, 4/15/1998.......  200,000      198,128

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           FINANCIAL SERVICES (CONTINUED)
A/A3       Smith Barney Shearson
             Holdings Corp.,
             6.00%, 3/15/1997....... $250,000  $   250,270
A+/A2      Travelers, Inc.,
             7.75%, 6/15/1999.......  100,000      102,950
                                               -----------
                                                 1,108,623
                                               -----------
           FOOD AND BEVERAGE -- 2.0%
A/A1       PepsiCo, Inc.,
             6.80%, 5/15/2000.......  250,000      251,085
                                               -----------
           FOOD SERVING -- 2.0%
A+/A2      Grand Metropolitan
             Investment Corp.,
             6.50%, 9/15/1999.......  250,000      249,558
                                               -----------
           INSURANCE -- 2.1%
AA-/A2     Capital Holding Corp.
             Medium Notes,
             8.90%, 10/20/1999......  250,000      264,630
                                               -----------
           OIL/GAS - EXPLORATION -- 2.1%
AA-/A1     BP America Corp.,
             7.48%, 2/15/1999.......  250,000      254,517
                                               -----------
           PHARMACEUTICALS -- 2.9%
A-/A2      American Home Products
             Corp.,
             7.70%, 2/15/2000.......  250,000      257,687
A-/A2      American Home Products
             Corp.,
             6.875%, 4/15/1997......  100,000      100,534
                                               -----------
                                                   358,221
                                               -----------
           RETAIL -- 6.2%
BBB-/Baa3  Black & Decker Notes,
             6.625%, 11/15/2000.....   60,000       59,356
BBB+/A3    Dayton Hudson Corp.,
             9.50%, 3/01/2000.......  250,000      269,650
A-/Baa1    Mattel, Inc.,
             6.75%, 5/15/2000.......   90,000       90,006
A-/A2      Sears Roebuck Co.,
             8.20%, 4/15/1999.......  100,000      103,102
AA/Aa1     Wal-Mart Stores, Inc.,
             6.125%, 10/01/1999.....  250,000      246,772
                                               -----------
                                                   768,886
                                               -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           CORPORATE OBLIGATIONS (CONTINUED)
           TOBACCO -- 3.2%
A/A2       American Brands, Inc.,
             7.50%, 5/15/1999....... $100,000  $   102,175
A/A2       Philip Morris Cos.,
             6.375%, 1/15/1998......  300,000      300,487
                                               -----------
                                                   402,662
                                               -----------
           UTILITIES -- 4.0%
A-/A2      Carolina Power & Light
             Co.,
             6.875%, 10/01/1998.....  250,000      250,843
A-/A2      Pacific Gas & Electric,
             6.625%, 6/01/2000......  250,000      246,250
                                               -----------
                                                   497,093
                                               -----------
           TOTAL CORPORATE
             OBLIGATIONS (IDENTIFIED
             COST $6,191,693).......             6,212,768
                                               -----------
           MUNICIPAL OBLIGATIONS --
             TENNESSEE -- 5.7%
           GOVERNMENT AGENCY -- 0.8%
A/NR       Loudon County, Tennessee,
             4.90%, 3/01/1997.......  105,000      104,388
                                               -----------
           HOUSING DEVELOPMENT -- 2.0%
AA/Aa      Tennessee HDC,
             5.20%, 1/01/1998.......  250,000      245,392
                                               -----------
           UTILITIES -- 2.9%
AAA/Aaa    West Knox Utilities
             District,
             8.40%, 12/01/1997......  250,000      255,004
AAA/Aaa    White House Utility
             District of Robertson &
             Summer Co.,
             7.60%, 1/01/2000.......  100,000      102,957
                                               -----------
                                                   357,961
                                               -----------
           TOTAL MUNICIPAL
             OBLIGATIONS (IDENTIFIED
             COST $702,692).........               707,741
                                               -----------

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           U.S. GOVERNMENT OBLIGATIONS -- 17.6%
           MORTGAGED BACKED
             SECURITIES -- 12.8%
NR/NR      Government National
             Mortgage Association
             Pool #276718,
             9.75%, 8/15/1998....... $104,729  $   109,966
NR/NR      Federal Home Loan
             Mortgage Corp.,
             7.05%, 8/27/2001.......  100,000       99,580
NR/NR      Federal Home Loan
             Mortgage Corp. Gold
             Balloon #13099,
             6.00%, 3/01/1997.......  236,959      231,775
NR/NR      Federal Home Loan
             Mortgage Corp. Gold
             Balloon #M15202,
             6.00%, 9/01/1997.......  313,582      306,722
NR/NR      Federal Home Loan
             Mortgage Corp. Gold
             Balloon #L90037,
             6.00%, 7/01/1998.......  360,544      352,658
NR/NR      Federal Home Loan
             Mortgage Corp. Gold
             Balloon #L90057,
             6.00%, 11/01/1998......  159,079      157,994
NR/NR      Federal Home Loan
             Mortgage Corp. Gold
             Balloon #M90304,
             6.00%, 11/01/1998......  136,269      135,339
NR/NR      Federal Home Loan
             Mortgage Corp. Pool
             #M90163,
             7.00%, 12/01/1997......  159,394      160,190
NR/NR      Federal National Mortgage
             Association #1508,
             6.00%, 3/01/1998.......   42,622       38,866
                                               -----------
                                                 1,593,090
                                               -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC ASSET PRESERVATION FUND
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

  CREDIT                                         MARKET
 RATING*                            PRINCIPAL     VALUE
----------                          ---------  -----------
           U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
           GOVERNMENT AGENCY
             OBLIGATIONS -- 4.8%
NR/NR      Federal Home Loan Bank,
             5.345%, 11/10/1997..... $100,000  $    99,309
NR/NR      Federal Home Loan Bank,
             6.625%, 12/17/1998.....  250,000      250,583
NR/NR      Federal Home Loan Bank,
             7.00%, 3/28/2001.......  250,000      249,154
                                               -----------
                                                   599,046
                                               -----------
           TOTAL U.S. GOVERNMENT
             OBLIGATIONS (IDENTIFIED
             COST $2,208,234).......             2,192,136
                                               -----------
           U.S. TREASURY OBLIGATIONS -- 2.0%
NR/NR      U.S. Treasury Notes,
             6.875%, 10/31/1996.....  250,000      250,390
                                               -----------
           TOTAL U.S. TREASURY
             OBLIGATIONS (IDENTIFIED
             COST $250,200).........               250,390
                                               -----------
           TOTAL INVESTMENTS -- 75.3%
             (IDENTIFIED COST
             $9,352,819)+....................    9,363,035
           Cash and other assets,
             net of
             liabilities -- 24.7%...             3,063,409
                                               -----------
           NET ASSETS -- 100.0%.....           $12,426,444
                                                ==========

 + The cost of securities for Federal income tax purposes is substantially the same.

 * See page 18 for Credit Ratings.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC INCOME FUND**
Portfolio of Investments (unaudited) -- September 30, 1996

CREDIT                                            MARKET
RATING*                         PRINCIPAL          VALUE
-------                        ------------     -----------
         CORPORATE OBLIGATIONS -- 39.0%
         ADVERTISING/COMMUNICATIONS -- 2.2%
B/B2     Big Flower Press,
           Inc.,
           10.75%, 8/01/2003... $    350,000    $   353,500
B-/B3    Bruno's, Inc.,
           10.50%, 8/01/2005...      350,000        358,750
B/B2     Heritage Media Corp.,
           8.75%, 2/15/2006....      181,000        171,497
                                                -----------
                                                    883,747
                                                -----------
         BANKING -- 7.2%
BB-/B1   Banco Rio de la Plata,
           8.50%, 7/15/1998....      420,000        424,725
B/B2     First Nationwide,
           12.50%, 4/15/2003...      175,000        189,875
NR/Aaa   International Bank of
           Reconstruction &
           Development,
           4.50%, 6/20/2000....   50,000,000(H)     496,953
NR/Aaa   Japanese Development
           Bank,
           6.50%, 9/20/2001....  158,000,000(H)   1,726,869
                                                -----------
                                                  2,838,422
                                                -----------
         BUILDING/FOREST PRODUCTS -- 1.2%
B+/B3    Pacific Lumber, Co.,
           10.50%, 3/01/2003...      500,000        492,500
                                                -----------
         BROADCASTING - CABLE
           TELEVISION -- 6.4%
B/B3     Adelphia
           Communications
           Corp.,
           12.50%, 5/15/2002...      500,000        525,625
B/B2     Cablevision Systems
           Corp.,
           9.25%, 11/01/2005...      190,000        184,300
BB-/Ba3  Century Communications
           Corp.,
           9.75%, 2/15/2002....      350,000        356,125
B/B1     Helicon Group-Series,
           9.00%, 11/01/2003...      350,000        353,500
B/B2     Jacor Communications,
           10.125%,
           6/15/2006...........      350,000        363,562
B+/B1    Jones Intercable Inc.,
           11.50%, 7/15/2004...      350,000        382,813

CREDIT                                            MARKET
RATING*                         PRINCIPAL          VALUE
-------                        ------------     -----------
         BROADCASTING - CABLE TELEVISION (CONTINUED)
B/B2     Sinclair Broadcasting
           Group,
           10.00%,
           12/15/2003.......... $    350,000    $   357,000
                                                -----------
                                                  2,522,925
                                                -----------
         CHEMICALS -- 0.9%
B/B1     NL Industries, Inc.,
           11.75%,
           10/15/2003..........      350,000        367,500
                                                -----------
         CONTAINERS - METAL -- 0.7%
BB-/B1   Sea Containers, Ltd.,
           12.50%,
           12/01/2002..........      250,000        273,750
                                                -----------
         ELECTRICAL & ELECTRONICS -- 0.9%
B-/B3    International Wire
           Group,
           11.75%, 6/01/2005...      350,000        370,125
                                                -----------
         FOOD AND HOUSEHOLD
           PRODUCTS -- 0.9%
B+/B1    Chiquita Brands Int'l,
           Inc.,
           9.625%, 1/15/2004...      350,000        355,250
                                                -----------
         HEALTH CARE -- 0.4%
B-/B3    Merit Behavioral Care
           Corp.,
           11.50%,
           11/15/2005..........      160,000        169,600
                                                -----------
         INDUSTRIAL COMPONENTS -- 1.0%
NR/NR    DESC Sociedad de
           Fomento,
           11.00%,
           12/15/1997..........      375,000        387,188
                                                -----------
         LEISURE & TOURISM -- 1.5%
B-/B3    Casino Magic of LA,
           13.00%, 8/15/2003...      250,000        254,063
NR/B3    Griffin Gaming,
           8.40%, 6/30/2000....      350,000        329,000
                                                -----------
                                                    583,063
                                                -----------
         MANUFACTURING -- 0.3%
B/B2     Weirton Steel Corp.,
           10.875%,
           10/15/1999..........      103,000        106,863
                                                -----------
         METALS - DIVERSIFIED -- 0.5%
B/B3     Envirosource, Inc.,
           9.75%, 6/15/2003....      200,000        190,000
                                                -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC INCOME FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

CREDIT                                            MARKET
RATING*                         PRINCIPAL          VALUE
-------                        ------------     -----------
         CORPORATE OBLIGATIONS (CONTINUED)
         OIL/GAS - EXPLORATION -- 2.8%
B/B2     Cliffs Drilling Co.,
           10.25%, 5/15/2003... $    350,000    $   352,625
B-/B2    Plains Resources,
           Inc.,
           10.25%, 3/15/2006...      220,000        225,500
BB/B2    Trans Texas Gas Corp.,
           11.50%, 6/15/2002...      500,000        530,000
                                                -----------
                                                  1,108,125
                                                -----------
         PAPER PRODUCTS -- 4.2%
B+/B3    Printpack Inc.,
           10.625%,
           8/15/2006++.........      380,000        389,500
BB-/B1   Repap New Brunswick,
           9.875%, 7/15/2000...      350,000        360,500
B/B2     Stone Container,
           Corp.,
           9.875%, 2/01/2001...      250,000        251,250
B/B2     Stone Container,
           Corp.,
           10.75%, 4/01/2002...      250,000        256,250
B-/B3    United Stationers
           Supply Co.,
           12.75%, 5/01/2005...      378,000        410,130
                                                -----------
                                                  1,667,630
                                                -----------
         PHARMACEUTICALS -- 0.9%
B/B3     Twin Labs, Inc.,
           10.25%,
           5/15/2006++.........      350,000        351,750
                                                -----------
         PLASTIC PRODUCTS -- 1.8%
B/B2     Applied Extrusion
           Technologies Corp.,
           11.50%,4/01/2002....      350,000        360,062
B-/B3    Plastic Specialties &
           Technologies Inc.,
           11.25%,
           12/01/2003..........      350,000        350,000
                                                -----------
                                                    710,062
                                                -----------
         RETAIL -- 0.8%
B-/Caa   Parisian, Inc.,
           9.875%, 7/15/2003...      300,000        297,000
                                                -----------
         TELECOMMUNICATIONS -- 2.6%
AAA/Aaa  British Telecom plc,
           7.125%, 9/15/2003...      275,000(K)     420,039
B-/B2    Metrocall, Inc.,
           10.375%,
           10/01/2007..........      350,000        295,750

CREDIT                                            MARKET
RATING*                         PRINCIPAL          VALUE
-------                        ------------     -----------
         TELECOMMUNICATIONS (CONTINUED)
BB-/B1   Telecom Argentina,
           8.375%,
           10/18/2000.......... $    315,000    $   306,149
                                                -----------
                                                  1,021,938
                                                -----------
         TEXTILES & APPAREL -- 1.8%
B/B3     Hartmarx Corp.,
           10.875%,
           1/15/2002...........      350,000        339,500
B+/B3    West Point Stevens,
           Inc.,
           9.375%,
           12/15/2005..........      350,000        350,000
                                                -----------
                                                    689,500
                                                -----------
         TOTAL CORPORATE
           OBLIGATIONS
           (IDENTIFIED COST
           $15,141,760)........                  15,386,938
                                                -----------
         GOVERNMENT OBLIGATIONS -- 41.7%
         ARGENTINA GOVERNMENT -- 1.1%
BB-/B1   Argentina Note,
           5.00%, 3/31/2023#...      715,000        423,638
                                                -----------
         AUSTRALIA GOVERNMENT -- 0.3%
AAA/NR   Australian Government,
           8.75%, 1/15/2001....      130,000(A)     108,566
                                                -----------
         BELGIUM GOVERNMENT -- 2.6%
NR/NR    Belgium (Kingdom of),
           9.00%, 3/28/2003....    8,250,000(B)     311,036
NR/NR    Belgium (Kingdom of),
           5.00%, 3/28/2001....   14,700,000(B)     468,753
AAA/Aa1  Belgium (Kingdom of),
           8.25%, 2/14/2000....      250,000        261,554
                                                -----------
                                                  1,041,343
                                                -----------
         CANADA GOVERNMENT -- 1.1%
AAA/Aa1  Canada Government,
           7.25%, 6/01/2003....      575,000(C)     434,225
                                                -----------
         DENMARK GOVERNMENT -- 1.0%
AAA/NR   Denmark (Kingdom of),
           6.00%, 12/10/1999...    1,625,000(D)     285,991
AAA/Aaa  Denmark (Kingdom of),
           8.00%, 3/15/2006....      710,000(D)     130,705
                                                -----------
                                                    416,696
                                                -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC INCOME FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

CREDIT                                            MARKET
RATING*                         PRINCIPAL          VALUE
-------                        ------------     -----------
         GOVERNMENT OBLIGATIONS (CONTINUED)
         FRANCE GOVERNMENT -- 2.6%
NR/Aaa   France O.A.T.,
           9.50%, 1/25/2001....      700,000(E) $   158,869
NR/Aaa   France O.A.T.,
           5.50%, 4/25/2004....    1,490,000(E)     283,256
NR/Aaa   France O.A.T.,
           8.50%, 4/25/2003....    2,600,000(E)     584,323
                                                -----------
                                                  1,026,448
                                                -----------
         GERMANY GOVERNMENT -- 8.4%
NR/NR    Deutsche Bundesbahn,
           6.125%,
           10/28/2003..........      555,000(F)     380,586
NR/NR    Deutsche Bundesbahn,
           6.00%, 8/03/1998....    1,335,000(F)     910,921
AAA/Aaa  Treuhandansalt GRM,
           6.25%, 3/04/2004....      675,000(F)     455,350
AAA/Aaa  Treuhandansalt GRM,
           6.625%, 7/09/2003...      635,000(F)     454,326
AAA/Aaa  Treuhandansalt GRM,
           6.00%, 11/12/2003...    1,590,000(F)   1,096,421
                                                -----------
                                                  3,297,604
                                                -----------
         ITALY GOVERNMENT -- 2.1%
AAA/Aa3  Buoni Poliennali del
           Tes,
           9.50%, 2/01/2001....  800,000,000(G)     554,957
AAA/Aa3  Buoni Poliennali del
           Tes,
           12.50%, 3/19/1998...  370,000,000(G)     257,372
                                                -----------
                                                    812,329
                                                -----------
         NETHERLANDS GOVERNMENT -- 0.7%
NR/NR    Netherlands
           Government,
           6.50%, 4/15/2003....      180,000(I)     110,962
NR/NR    Netherlands
           Government,
           5.75%, 1/15/2004....      294,000(I)     172,482
                                                -----------
                                                    283,444
                                                -----------
         SPAIN GOVERNMENT -- 0.6%
NR/NR    Spanish Government,
           10.15%, 1/31/2006...   11,980,000(J)     106,697
NR/NR    Spanish Government,
           9.90%, 10/31/1998...   15,200,000(J)     125,019
                                                -----------
                                                    231,716
                                                -----------
         UNITED KINGDOM GOVERNMENT -- 1.5%
NR/Aaa   Treasury Bond,
           8.00%, 12/07/2000...      110,000(K)     179,317

CREDIT                          PRINCIPAL/        MARKET
RATING*                           SHARES           VALUE
-------                        ------------     -----------
         UNITED KINGDOM GOVERNMENT (CONTINUED)
NR/NR    Treasury Bond, 8.50%,
           12/07/2005..........      240,000(K) $   398,088
                                                -----------
                                                    577,405
                                                -----------
         UNITED STATES GOVERNMENT -- 19.7%
         GOVERNMENT AGENCY
           OBLIGATIONS -- 1.8%
NR/NR    Federal National
           Mortgage
           Association,
           5.83%, 2/20/2001.... $    750,000        719,984
                                                -----------
         U.S. TREASURY OBLIGATIONS -- 17.9%
NR/NR    U.S. Treasury Note,
           5.875%, 4/30/1998...    3,000,000      2,993,436
NR/NR    U.S. Treasury Note,
           6.125%, 8/31/1998...    4,050,000      4,052,531
                                                -----------
                                                  7,045,967
                                                -----------
         TOTAL UNITED STATES
           GOVERNMENT
           OBLIGATIONS.........                   7,765,951
                                                -----------
         TOTAL GOVERNMENT
           OBLIGATIONS
           (IDENTIFIED COST
           $16,129,338)........                  16,419,365
                                                -----------
         EQUITIES -- 1.5%
         COMMON STOCK -- 0.1%
         RETAIL -- 0.1%
NR/NR    Grand Union Co.##.....        4,419         28,171
                                                -----------
         PREFERRED STOCK -- 1.4%
         PUBLISHING & PRINTING -- 1.4%
B/B2     K-III Communications
           Corp.,
           2.875%,
           Exchangeable........       20,000        532,500
                                                -----------
         TOTAL EQUITIES
           (IDENTIFIED COST
           $777,450)...........                     560,671
                                                -----------
         TOTAL INVESTMENTS
           EXCLUDING SHORT-TERM
           INVESTMENTS
           (IDENTIFIED COST
           $32,048,548)........                  32,366,974
                                                -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC INCOME FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

CREDIT                          PRINCIPAL/        MARKET
RATING*                           SHARES           VALUE
-------                        ------------     -----------
         SHORT-TERM INVESTMENTS -- 1.6%
         MONEY MARKET -- 1.6%
NR/NR    Chase Manhattan Bank
           Bournemouth,
           5.00%, 10/01/1996... $    620,258    $   620,258
                                                -----------
         TOTAL SHORT-TERM
           INVESTMENTS
           (IDENTIFIED COST
           $620,258)...........                     620,258
                                                -----------
         TOTAL INVESTMENTS -- 83.8%
           (IDENTIFIED COST
           $32,668,806)+...................      32,987,232
         Cash and other assets,
           of
           liabilities -- 16.2%...                6,395,951
                                                -----------
         NET ASSETS -- 100.0%..............     $39,383,183
                                                 ==========
+    The cost of securities for Federal income tax
     purposes is substantially the same.
#    Step bond. Republic of Argentina, Brady Bond,
     5.00% through 3/31/97; maturity rate increases to
     6.00% on 3/31/99, until ultimate maturity date of
     3/31/23.
++   Security restricted as to resale to qualified
     institutional buyers under Rule 144A of the
     Securities Act.
##   Non income producing security.
*    See page 18 for Credit Ratings.
**   See page 18 for Concentration by Country.

Principal denominated in U.S. Dollars unless indicated by the following currencies:

(A)  Australia
(B)  Belgium
(C)  Canada
(D)  Denmark
(E)  France
(F)  Germany
(G)  Italy
(H)  Japan
(I)  Netherlands
(J)  Spain
(K)  United Kingdom

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (unaudited) -- September 30, 1996

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            COMMON STOCKS -- 91.7%
            AEROSPACE/DEFENSE -- 0.4%
    22,600  Rolls-Royce plc.........$    62,198  $    84,568
                                    -----------  -----------
            AGRICULTURE -- 0.7%
   105,600  Parmalat Finanziaria
              S.p.A.................     97,939      151,848
                                    -----------  -----------
            AUTO RELATED -- 2.8%
     5,500  Debica S.A..............     70,950      117,459
    21,000  Nissan Motor Co.,
              Ltd. .................    131,444      169,364
    10,000  Suzuki Motor Co.,
              Ltd. .................    114,748      122,006
       440  Volkswagen AG...........    159,310      164,020
                                    -----------  -----------
                                        476,452      572,849
                                    -----------  -----------
            BANKING -- 8.0%
     8,900  Abbey National plc......     77,948       82,571
    26,070  Allied Irish Banks
              plc...................    126,536      156,426
     6,000  Banco Frances del Rio de
              la Plata
              S.A. -- ADR#..........    106,041      156,750
     2,020  Banco Santander S.A. ...     85,031      105,115
    20,000  Bangkok Bank Co.,
              Ltd. .................    203,670      261,366
     3,400  Banponce Corp. .........     86,266       91,800
    50,000  CMIC Finance &
              Securities Co.,
              Ltd. .................    189,066      121,039
       415  Commerzbank A.G. .......     87,757       94,343
     1,420  C.S. Holding A.G. ......    133,599      140,325
    14,012  Lloyds TSB Group plc....     66,250       82,795
    18,000  Malayan Banking
              Berhad................    173,562      178,865
     4,000  Sumitomo Bank Ltd. .....     77,996       73,921
     3,000  Washington Mutual,
              Inc. .................     92,266      111,750
                                    -----------  -----------
                                      1,505,988    1,657,066
                                    -----------  -----------
            BUILDING MATERIALS AND COMPONENTS -- 1.3%
     4,290  Cimpor Cimentos De
              Portugal S.A. ........     69,823       90,227
     1,300  Texas Industries,
              Inc. .................     78,415       77,837
    13,900  Wolseley plc............     99,052      105,818
                                    -----------  -----------
                                        247,290      273,882
                                    -----------  -----------
            BROADCASTING -- TELEVISION -- 0.4%
    11,300  Carlton Communications
              plc...................     81,305       85,318
                                    -----------  -----------
            CHEMICALS -- 2.9%
     6,200  BOC Group plc...........     74,282       84,852
    25,000  Nippon Sanso Corp. .....    131,200      112,138
     1,700  Norsk Hydro AS..........     79,569       79,602
   650,000  Shanghai Petrochemical
              Co., Ltd. -- H........    190,744      172,318

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            CHEMICALS (CONTINUED)
     2,600  Sociedad Quimica y
              Minera De
              Chile -- ADR#.........$   114,920  $   145,275
                                    -----------  -----------
                                        590,715      594,185
                                    -----------  -----------
            COMMERCIAL SERVICES -- 1.5%
     2,900  Accustaff, Inc.*........     89,899       75,038
     2,100  APAC Teleservices,
              Inc.*.................     82,696      107,625
     3,400  Robert Half
              International,
              Inc.*.................     48,983      125,375
                                    -----------  -----------
                                        221,578      308,038
                                    -----------  -----------
            COMPUTER EQUIPMENT -- 1.7%
     1,900  Gateway 2000, Inc.*.....     41,049       90,962
     2,700  Storage Technology
              Corp.*................     97,256      102,263
     3,800  Western Digital
              Corp.*................     99,070      152,475
                                    -----------  -----------
                                        237,375      345,700
                                    -----------  -----------
            COMPUTER SOFTWARE -- 2.1%
     1,400  ABR Information
              Services, Inc.*.......     77,779      100,800
     2,400  Compuware Corp.*........     95,158      109,800
     1,425  McAfee Associates,
              Inc.*.................     45,259       98,325
     2,700  Parametric Technology
              Corp.*................     94,673      133,312
                                    -----------  -----------
                                        312,869      442,237
                                    -----------  -----------
            CONGLOMERATE -- 2.1%
    10,000  I.T.C., Ltd. -- GDR++...     75,500       88,700
    21,000  Itochu Corp. ...........    141,774      133,193
   371,250  Mondragon International
              Philippines, Inc.*....     68,230      212,305
                                    -----------  -----------
                                        285,504      434,198
                                    -----------  -----------
            CONSTRUCTION -- 4.3%
     1,900  Centex Corp.............     67,889       61,988
     5,600  Champion Enterprises,
              Inc.*.................    117,664      126,700
     7,000  Empresas Ica
              S.A. -- ADR...........    100,927      106,750
     8,400  Gujarat Ambuja Cements,
              Ltd. -- GDR++.........     50,000       76,650
    13,000  JGC Corp. ..............    166,614      149,278
    25,000  Keppel Corporation
              Ltd. .................    211,490      193,578
     3,100  Lennar Corp. ...........     76,611       68,975
     3,800  Oakwood Homes Corp. ....     92,138      104,500
                                    -----------  -----------
                                        883,333      888,419
                                    -----------  -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            COMMON STOCKS (CONTINUED)
            ELECTRICAL AND ELECTRONICS -- 1.8%
     5,700  American Power
              Conversion Corp.*..... $    77,870 $    83,362
     7,700  Elektrim Spolka Akcyjna
              S.A. .................      57,647      75,369
     1,600  SCI Systems, Inc.*......      75,065      90,000
     9,000  Sumitomo Electric
              Industries............     123,630     123,531
                                    -----------  -----------
                                        334,212      372,262
                                    -----------  -----------
            ENTERTAINMENT -- 2.2%
     1,200  Anchor Gaming*..........      78,972      74,700
     4,690  Filmes Lusomundo Co. ...      58,780      47,885
     3,700  International Game
              Technology............      76,293      75,850
     2,100  King World Productions,
              Inc.*.................      86,431      77,437
    13,500  Rank Organisation plc...      92,163      90,322
    15,000  Resorts World Berhad....      88,970      85,003
                                    -----------  -----------
                                        481,609      451,197
                                    -----------  -----------
            FINANCIAL SERVICES -- 6.1%
     1,800  Aames Financial
              Corp. ................      91,030      90,675
     4,305  Bear Stearns Companies,
              Inc. .................      83,821     100,091
     2,835  Charter One Financial,
              Inc. .................      94,312     113,400
     1,725  Cie Parisienne De
              Reescompte............     129,711     137,526
       539  Cie Bancaire S.A. ......      53,078      56,259
     3,500  Edwards (A.G.), Inc. ...      82,123     101,937
     1,800  Golden West Financial
              Corp. ................      94,658     105,075
    10,800  Instituto Mobiliare
              Italiano S.p.A. ......      72,452      91,761
     4,300  Lehman Brothers Holding,
              Inc. .................      91,695     109,650
     3,400  Paine Webber Group,
              Inc. .................      66,079      71,400
     2,100  Salomon, Inc. ..........      77,676      95,812
     2,100  Standard Federal
              Bancorp...............      91,425      96,075
     3,000  SunAmerica Inc. ........      72,290     103,500
                                    -----------  -----------
                                      1,100,350    1,273,161
                                    -----------  -----------
            FOOD & HOUSEHOLD PRODUCTS -- 0.9%
        90  Nestle S.A. ............      97,039     100,271
     4,000  Unilever plc............      79,228      85,445
                                    -----------  -----------
                                        176,267      185,716
                                    -----------  -----------

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            FOREST PRODUCTS & PAPER -- 0.6%
     5,200  Grupo Industrial Durango
              S.A. -- ADR*#......... $    69,532 $    61,750
     4,000  Maderas y Sinteticos
              S.A. -- ADR...........      57,589      56,500
                                    -----------  -----------
                                        127,121      118,250
                                    -----------  -----------
            HOLDING COMPANIES - DIVERSIFIED -- 2.8%
    16,500  Benpress Holdings
              Corp.*................     111,250     123,750
    60,000  Berjaya Sports Berhad...     235,704     211,908
    12,700  BTR plc.................      68,632      53,701
    70,000  Hicom Holdings Berhad...     201,712     191,356
                                    -----------  -----------
                                        617,298      580,715
                                    -----------  -----------
            INSURANCE -- 5.5%
     2,800  American Bankers
              Insurance Group,
              Inc. .................      88,856     140,000
     1,200  American National
              Insurance Co. ........      77,833      81,600
     3,500  Assurances Generales
              de France.............     114,955      98,005
     2,099  AXA Co. ................     105,609     125,753
     3,900  Bankers Life Holding
              Corp..................      89,166      95,062
     7,300  Commercial Union plc....      69,084      68,525
     2,600  Conseco, Inc. ..........      70,008     128,050
     3,650  Fremont General
              Corp. ................      85,654     107,675
     4,300  Old Republic
              International
              Corp. ................      98,437     106,425
     2,700  Penncorp Financial
              Group, Inc. ..........      88,990      87,075
     3,300  USLife Corp. ...........      95,376      99,000
                                    -----------  -----------
                                        983,968    1,137,170
                                    -----------  -----------
            INVESTMENT COMPANIES -- 1.6%
    22,500  Korea-Europe Fund,
              Ltd. .................     128,438     146,250
    22,500  Korea-Europe Fund,
              Ltd. -- Rights due
              10/8/1996*............      46,875      46,875
    13,000  ROC Taiwan Fund*........     135,040     139,750
                                    -----------  -----------
                                        310,353      332,875
                                    -----------  -----------
            MACHINERY & MANUFACTURING -- 3.0%
     2,480  Continental A.G. .......      40,011      45,346
       340  Mannesmann A.G. ........     111,531     127,366

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            COMMON STOCKS (CONTINUED)
            MACHINERY & MANUFACTURING (CONTINUED)
     7,000  Mori Seiki Co. ......... $   150,381 $   108,011
   150,000  Shanghai Industrial
              Holdings, Ltd.*.......     185,073     344,313
                                    -----------  -----------
                                        486,996      625,036
                                    -----------  -----------
            MEDICAL SUPPLIES -- 1.2%
     5,100  Kinetic Concepts,
              Inc. .................      85,448      73,631
     2,400  Lincare Holdings,
              Inc.*.................      96,207      96,000
     2,400  Sofamor Danek Group,
              Inc.*.................      83,779      74,100
                                    -----------  -----------
                                        265,434      243,731
                                    -----------  -----------
            METALS -- DIVERSIFIED -- 0.5%
     4,100  Madeco S.A. -- ADR#.....     103,897      94,813
                                    -----------  -----------
            MINING -- 0.7%
     5,000  De Beers Consolidated
              Mines, Ltd. -- Cent.
              Linked................     153,212     155,716
                                    -----------  -----------
            OIL/GAS -- EXPLORATION -- 6.5%
     3,300  Apache Corp. ...........      97,475      98,175
    11,700  British Petroleum plc...     100,528     121,259
     2,500  Cooper Cameron Corp.*...      90,874     143,437
     2,500  Helmerich & Payne,
              Inc. .................      85,816     109,062
     1,700  Newfield Exploration
              Co.*..................      75,688      76,500
     8,000  Noble Drilling Corp.*...      79,625     121,000
     7,500  Santa Fe Energy
              Resources Inc. .......      83,883     106,875
     4,300  Seagull Energy Corp.*...      95,571      84,387
     1,270  Total S.A. -- Cl B......      99,840      99,972
     4,200  USX -- Marathon Group...      89,850      90,825
     3,800  Vintage Petroleum,
              Inc. .................      97,328     111,625
     8,100  YPF Sociedad Anonima --
              ADR...................     142,953     185,288
                                    -----------  -----------
                                      1,139,431    1,348,405
                                    -----------  -----------
            PACKAGING/CONTAINER -- 0.5%
     5,200  Cristalerias de Chile
              S.A. -- ADR...........     120,401     109,850
                                    -----------  -----------
            PERSONAL CARE -- 0.8%
    13,000  Shiseido Co., Ltd. .....     165,213     156,275
                                    -----------  -----------
            PETROCHEMICALS -- 0.7%
   125,000  Aromatics (Thailand)
              plc*..................     172,660     136,538
                                    -----------  -----------


                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            PHARMACEUTICALS -- 1.7%
     3,600  Bergen Brunswig Corp Cl
              A..................... $    99,611 $   114,300
     2,600  Dura Pharmaceuticals
              Inc.*.................      74,794      95,875
     4,400  Glaxo Wellcome plc......      53,563      68,884
     3,300  ICN Pharmaceuticals
              Inc. .................      81,783      67,650
                                    -----------  -----------
                                        309,751      346,709
                                    -----------  -----------
            PUBLISHING & PRINT -- 2.0%
     1,790  Elsevier NV.............      16,370      29,586
    41,000  News Corp., Ltd. .......     238,072     215,208
     8,550  VNU-Ver Ned Uitgev Ver
              Bezit.................     105,791     167,285
                                    -----------  -----------
                                        360,233      412,079
                                    -----------  -----------
            REAL ESTATE -- 4.9%
   150,000  Amoy Properties,
              Ltd. .................     179,684     174,581
    15,000  Cheung Kong Holdings,
              Ltd. .................      82,038     115,417
    85,000  Hong Kong Land Holdings,
              Ltd...................     180,676     198,050
   175,000  Selangor Properties
              Berhad................     199,057     201,832
    20,000  Singapore Land, Ltd. ...     129,033     121,475
    12,000  Sun Hung Kai Properties,
              Ltd. .................      74,045     127,638
     3,450  Vallehermoso S.A. ......      60,871      66,785
                                    -----------  -----------
                                        905,404    1,005,778
                                    -----------  -----------
            RECREATION -- 0.4%
     2,300  Callaway Golf Co. ......      72,918      78,488
                                    -----------  -----------
            RETAIL -- 6.3%
    80,000  Cifra S.A. de C.V. --
              ADR*#.................     128,400     115,272
     5,250  Claire's Stores,
              Inc. .................      95,627     112,219
     6,800  Cia Brasileira de Distr.
              Grupo Pao de
              Acucar -- GDR++.......      73,100     134,300
     4,300  Hollywood Entertainment
              Corp.*................      90,355      88,150
     7,000  Kingfisher plc..........      55,629      69,320
     2,100  Long Drug Stores,
              Inc. .................      94,939      91,350
     1,500  Mercantile Stores Co.,
              Inc. .................      95,692      81,000
     2,600  Proffitt's, Inc.*.......      98,381     102,700
     2,300  Ross Stores, Inc. ......      63,250      82,800
    16,900  Safeway plc.............      82,021      86,783
     2,000  Sonae Investimentos
              SA....................      54,337      57,975
     2,700  TJX Companies Inc. .....      86,075      96,863
     2,400  Vendex International
              NV....................      70,387      93,494

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            COMMON STOCKS (CONTINUED)
            RETAIL (CONTINUED)
     2,100  Vons Companies, Inc.*... $    47,751 $    90,037
                                    -----------  -----------
                                      1,135,944    1,302,263
                                    -----------  -----------
            STEEL -- 0.6%
    40,000  Nippon Steel Co. .......     141,818     124,159
                                    -----------  -----------
            TELECOMMUNICATIONS -- 5.2%
     6,000  Cable & Wireless plc....      36,985      42,066
     8,500  CPT Telefonica del Peru
              Cl B*.................     187,627     190,188
     3,500  Portugal Telecom
              S.A. .................      76,024      89,957
    45,000  PT Indonesian
              Satellite -- Foreign
              Registered............     165,359     157,733
       880  SPT Telekom A.S.*.......     108,929     108,654
    32,000  Telecom Italia Mobile
              S.p.A. ...............      38,179      71,018
    40,600  Telecom Italia Mobile
              S.p.A. -- Drnc.
              Risp. ................      39,614      50,490
     1,300  Telecomunicacoes
              Brasileiras
              S.A. -- ADR #.........      52,487     102,684
     8,750  Telefonica de Espana....     140,052     162,567
     3,000  Telefonos De Mexico
              S.A.,
              Cl L -- ADR#..........     115,085      96,375
                                    -----------  -----------
                                        960,341    1,071,732
                                    -----------  -----------
            TEXTILES AND APPAREL -- 1.6%
     2,600  Liz Claiborne, Inc. ....      75,106      96,850
     3,300  Mohawk Industries,
              Inc.*.................      79,314      84,562
     2,200  Russell Corp............      72,956      70,950
     2,800  Westpoint Stevens,
              Inc. .................      76,612      79,450
                                    -----------  -----------
                                        303,988      331,812
                                    -----------  -----------
            TRANSPORTATION -- 2.2%
     2,500  Amerco*.................      88,105      99,687
    11,000  BAA plc.................      82,401      85,460
     4,350  Comair Holdings,
              Inc. .................      73,985     102,225
    20,000  Swire Pacific, Ltd. Cl
              A.....................     167,926     179,107
                                    -----------  -----------
                                        412,417      466,479
                                    -----------  -----------
            UTILITIES -- 2.6%
     8,756  Citizens Utilities Co.
              Cl A*.................      95,861     106,165
     4,100  Delmarva Power & Light
              Co. ..................      83,685      84,050
     3,500  Oneok, Inc. ............      77,993      96,250

                                                   MARKET
  SHARES                               COST         VALUE
----------                          -----------  -----------
            UTILITIES (CONTINUED)
     3,100  Peoples Energy Corp. ... $    99,095 $   105,400
     3,000  Washington Gas Light
              Co. ..................      66,247      66,000
     2,700  Western Resources,
              Inc. .................      80,418      78,638
                                    -----------  -----------
                                        503,299      536,503
                                    -----------  -----------
            WATER SERVICES -- 0.3%
     1,900  Culligan Water
              Technologies, Inc.*...      75,945      71,962
                                    -----------  -----------
            WINE & SPIRITS -- 0.3%
     9,200  Grand Metropolitan
              plc...................      59,185      68,528
                                    -----------  -----------
            TOTAL COMMON STOCKS.....  16,982,211  18,976,510
                                    -----------  -----------
            WARRANTS -- 0.6%
            BANKING -- 0.6%
   100,000  Development & Commercial
              Bank Holdings Berhad
              Expire 12/27/1999*....     140,603     132,493
                                    -----------  -----------
            TOTAL EXCLUDING
              SHORT-TERM
              INVESTMENTS...........  17,122,814  19,109,003
                                    -----------  -----------
 SHARES/
PRINCIPAL
----------
            SHORT-TERM INVESTMENTS -- 6.3%
$1,297,540  Chase Manhattan Bank
              Bourmouth Time Deposit
              5.00%, due
              10/01/1996............   1,297,540   1,297,540
                                    -----------  -----------
            TOTAL INVESTMENTS --
              98.6%................. $18,420,354+  20,406,543
                                     ==========
            Cash and other assets,
              net of
              liabilities -- 1.4%...                 287,180
                                                 -----------
            NET ASSETS -- 100.00%..............  $20,693,723
                                                  ==========
+  The cost of securities for Federal income tax purposes is substantially the same.
*  Non-Income Producing Securities.
#  American Depository Receipts.
++ Global Depository Shares.
** See page 18 for Concentration by Country.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments (unaudited) -- September 30, 1996

                                                  MARKET
SHARES                               COST          VALUE
-------                           -----------   -----------
        COMMON STOCKS -- 74.3%
        AGRICULTURAL PRODUCTS -- 0.4%
 64,700 Consep, Inc.*............ $   181,969   $   258,800
                                  -----------   -----------
        AUTO RELATED -- 0.8%
 37,400 Metrotrans Corp.*........     372,781       495,550
                                  -----------   -----------
        BROADCASTING -- 0.4%
 56,400 NTN Communications,
          Inc.*..................     283,728       264,375
                                  -----------   -----------
        CHEMICALS -- 1.1%
 45,000 Synalloy Corp............     648,005       697,500
                                  -----------   -----------
        COMMERCIAL SERVICES -- 12.2%
 71,300 B.I., Inc.*..............     520,804       588,225
 59,800 Childrens Comprehensive
          Services, Inc.*........     396,484     1,061,450
 96,350 Compucom Systems,
          Inc.*..................     728,800       843,063
 67,600 Norrell Corp, Inc........     765,376     2,129,400
 44,950 Regis Corp...............     560,541     1,168,700
 56,475 Right Management
          Consultants, Inc.*.....     637,919     1,369,519
 12,500 Service Experts, Inc.*...     195,313       253,125
 25,000 Staffmark, Inc.*.........     300,000       353,125
                                  -----------   -----------
                                    4,105,237     7,766,607
                                  -----------   -----------
        ELECTRONICS -- 4.4%
 47,700 Computational Systems,
          Inc.*..................     702,732       775,125
 25,000 Wandek & Golterman
          Technologies, Inc.*....     408,313       468,750
 59,950 Zebra Technologies Corp.,
          Class A*...............     962,947     1,536,219
                                  -----------   -----------
                                    2,073,992     2,780,094
                                  -----------   -----------
        ENTERTAINMENT -- 2.0%
 48,700 Speedway Motorsports,
          Inc.*..................     557,163     1,278,375
                                  -----------   -----------
        ENVIRONMENTAL -- 2.0%
 35,000 Newpark Resources,
          Inc.*..................   1,050,000     1,273,125
                                  -----------   -----------
        FINANCIAL SERVICES -- 4.0%
 60,000 Amresco, Inc.*...........     719,713     1,372,500
 38,950 Sirrom Capital Corp......     467,856     1,178,238
                                  -----------   -----------
                                    1,187,569     2,550,738
                                  -----------   -----------
        FURNITURE -- 1.8%
 88,400 Aaron Rents, Inc., Class
          B......................     672,451     1,149,200
                                  -----------   -----------

                                                  MARKET
SHARES                               COST          VALUE
-------                           -----------   -----------
        HEALTHCARE SERVICE PROVIDERS -- 5.3%
 94,000 American Healthcorp,
          Inc.*.................. $   885,863   $   998,750
 21,300 America Service Group,
          Inc.*..................     360,929       298,200
 35,000 Renal Treatment Centers,
          Inc.*..................     554,036     1,163,750
 55,500 Res-Care, Inc.*..........     730,155       943,500
                                  -----------   -----------
                                    2,530,983     3,404,200
                                  -----------   -----------
        INDUSTRIAL EQUIPMENT -- 1.9%
 25,000 Roper Industries, Inc....     927,771     1,181,250
                                  -----------   -----------
        INSURANCE -- 1.7%
 29,000 Vesta Insurance Group,
          Inc....................     668,828     1,112,875
                                  -----------   -----------
        MANUFACTURED HOUSING -- 1.7%
 60,000 Cavalier Homes, Inc......     441,133     1,110,000
                                  -----------   -----------
        MANUFACTURING EQUIPMENT -- 3.7%
 35,000 Asesco Corp.*............     351,624       319,375
 49,400 Asyst Technologies,
          Inc.*..................   1,303,115       950,950
 33,000 Electro Scientific
          Industries, Inc.*......     822,045       610,500
 51,000 Quad Systems Corp.*......     338,564       471,750
                                  -----------   -----------
                                    2,815,348     2,352,575
                                  -----------   -----------
        MANUFACTURING SERVICES -- 1.8%
 38,400 Benchmark Electronic,
          Inc.*..................   1,192,622     1,152,000
                                  -----------   -----------
        MEDICAL EQUIPMENT -- 4.2%
 46,550 American Homepatient,
          Inc.*..................     687,176     1,035,737
 45,700 Fuqua Enterprises,
          Inc.*..................   1,039,358     1,079,662
 29,200 Pediatric Services of
          America, Inc.*.........     525,838       540,200
                                  -----------   -----------
                                    2,252,372     2,655,599
                                  -----------   -----------
        METALS - DIVERSIFIED -- 7.9%
 55,000 Carbide/Graphite Group,
          Inc. (The)*............     850,525     1,010,625
 40,000 Maverick Tube Corp.*.....     465,000       560,000
 33,600 Oregon Metallurgical
          Corp.*.................     851,056     1,092,000
 42,100 Sinter Metals, Inc.,
          Class A*...............     722,820       842,000
 35,000 Wolverine Tube, Inc.*....   1,160,265     1,505,000
                                  -----------   -----------
                                    4,049,666     5,009,625
                                  -----------   -----------
        OILFIELD SERVICES -- 1.2%
 45,000 Oceaneering
          International, Inc.*...     574,038       765,000
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

                                                  MARKET
SHARES                               COST          VALUE
-------                           -----------   -----------
        COMMON STOCKS (CONTINUED)
        PHARMACEUTICALS -- 6.8%
 56,550 Medicis Pharmaceutical
          Corp.*................. $   977,080   $ 2,728,538
 20,000 Natures Sunshine
          Products, Inc..........     340,000       350,000
 33,950 Rexall Sundown, Inc.*....     534,505     1,239,175
                                  -----------   -----------
                                    1,851,585     4,317,713
                                  -----------   -----------
        PERSONAL CARE -- 2.0%
 45,400 Inbrand Corp.*...........     673,425     1,293,900
                                  -----------   -----------
        RESTAURANT -- 0.7%
  5,400 Daka International,
          Inc....................     116,775        48,600
 25,000 Longhorn Steak House,
          Inc.*..................     390,000       381,250
                                  -----------   -----------
                                      506,775       429,850
                                  -----------   -----------
        RETAIL -- 1.8%
 31,800 Cash America Investments,
          Inc....................     218,032       226,575
 30,000 Genesco, Inc.*...........     238,050       281,250
 70,000 Moovies, Inc.*...........     591,875       385,000
 50,500 Natural Wonders, Inc.*...     309,125       277,750
                                  -----------   -----------
                                    1,357,082     1,170,575
                                  -----------   -----------
        TEXTILES AND APPAREL -- 1.7%
 35,000 Interface, Inc...........     482,500       603,750
 50,000 Quaker Fabric Corp.*.....     473,125       500,000
                                  -----------   -----------
                                      955,625     1,103,750
                                  -----------   -----------
                                                  MARKET
SHARES                               COST          VALUE
-------                           -----------   -----------
        TOYS AND HOBBIES -- 0.7%
 22,550 Action Performance
          Companies, Inc.*....... $   264,894   $   290,331
 10,000 The First Years, Inc.....     135,000       140,000
                                  -----------   -----------
                                      399,894       430,331
                                  -----------   -----------
        TRANSPORTATION - AIR -- 1.1%
 62,500 Mesaba Holdings Inc.*....     480,625       679,687
                                  -----------   -----------
        UTILITIES -- 1.0%
 59,200 York Research Corp.*.....     559,218       643,800
                                  -----------   -----------

        TOTAL
          INVESTMENTS -- 74.3%... $33,369,885+   47,327,094
                                   ==========

        Cash and other assets,
          net of
          liabilities -- 25.7%...                16,330,465
                                                -----------

        NET ASSETS -- 100.0%.....               $63,657,559
                                                 ==========

* Non-income producing securities
+ The cost of securities for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (unaudited) -- September 30, 1996

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS -- 94.2%
        AUTO RELATED -- 2.0%
 9,000  Custom Chrome, Inc.*..... $   180,540   $   165,375
 7,400  Daimler Benz
          A.G. -- ADR#...........     371,519       408,850
 9,400  Metrotrans Corp.*........      93,125       124,550
20,000  Spartan Motors, Inc. ....     193,375       147,500
                                  -----------   -----------
                                      838,559       846,275
                                  -----------   -----------
        BANKING -- 6.8%
 3,800  Astoria Financial
          Corp. .................      60,677       110,200
 3,000  Banco Bilbao
          Vizcaya -- ADR#........      67,417       137,625
 5,200  Chase Manhattan Corp. ...     348,062       416,650
 9,200  First Bell Bancorp,
          Inc. ..................     112,590       136,850
 6,500  First Mutual Bancorp,
          Inc. ..................      83,077        86,429
 5,900  Frankfort First Bancorp,
          Inc. ..................      74,004        63,425
14,600  F.S.F. Financial
          Corp. .................     187,975       186,150
13,000  Glendale Federal Bank
          FSB*...................     197,060       230,750
 5,500  GP Financial Corp. ......     132,055       209,688
 8,140  IBS Financial Corp. .....      69,819       121,083
 6,000  Industrial Bancorp,
          Inc. ..................      75,042        73,500
14,800  Instituto Mobiliare
          Italiano -- ADR#*......     286,950       377,400
 2,400  Morgan (J.P.) & Co. .....     146,444       213,300
 4,100  Lincoln National
          Corp. .................     148,982       179,888
 6,800  MLF Bancorp, Inc.*.......      47,804        95,625
 5,500  Washington Mutual,
          Inc. ..................     165,161       204,875
 5,400  Westerfed Financial
          Corp. .................      73,224        87,075
                                  -----------   -----------
                                    2,276,343     2,930,513
                                  -----------   -----------
        BROADCASTING -- 0.2%
15,700  NTN Communications,
          Inc.*..................      79,692        73,594
                                  -----------   -----------
        BUILDING MATERIALS & COMPONENTS -- 0.3%
 2,300  Texas Industries,
          Inc. ..................     139,856       137,713
                                  -----------   -----------
        CHEMICALS -- 0.6%
16,000  Synalloy Corp. ..........     205,925       248,000
                                  -----------   -----------
        COMMERCIAL SERVICES -- 5.9%
 5,200  Accustaff, Inc.*.........     161,512       134,550
 4,000  Apac Teleservices,
          Inc.*..................     157,565       205,000
19,600  B.I., Inc.*..............     140,340       161,700
 9,900  Children's Comprehensive
          Services, Inc.*........      54,598       175,725
24,050  Compucom Systems,
          Inc.*..................     144,300       210,438
18,000  Norrell Corp. ...........     175,500       567,000
15,000  Regis Corp. .............     156,663       390,000

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMERCIAL SERVICES (CONTINUED)
18,225  Right Management
          Consultants, Inc.*..... $   169,263   $   441,956
 6,300  Robert Half
          International, Inc.*...     104,598       232,313
                                  -----------   -----------
                                    1,264,339     2,518,682
                                  -----------   -----------
        COMPUTER EQUIPMENT -- 2.1%
 3,700  Gateway 2000, Inc.*......     106,650       177,138
 5,000  Parametric Technology
          Corp.*.................     187,515       246,875
 5,000  Storage Technology
          Corp.*.................     180,764       189,375
 7,100  Western Digital Corp.*...     178,392       284,888
                                  -----------   -----------
                                      653,321       898,276
                                  -----------   -----------
        COMPUTER SOFTWARE -- 1.4%
 2,800  ABR Information Services,
          Inc.*..................     154,909       201,600
 4,500  Compuware Corp.*.........     176,122       205,875
 2,725  McAfee Associates,
          Inc.*..................      93,540       188,025
                                  -----------   -----------
                                      424,571       595,500
                                  -----------   -----------
        ELECTRICAL & ELECTRONICS -- 4.2%
 1,600  ABB-AG-ADR#..............     131,896       195,795
11,100  American Power Conversion
          Corp.*.................     151,747       162,338
11,750  Computational Systems,
          Inc.*..................     171,844       190,938
 7,000  Hitachi, Ltd. -- ADR#....     693,838       674,625
 3,200  Sci Systems, Inc.*.......     150,130       180,000
14,950  Zebra Technologies Corp.,
          Class A*...............     240,134       383,094
                                  -----------   -----------
                                    1,539,589     1,786,790
                                  -----------   -----------
        ENTERTAINMENT -- 1.9%
 2,300  Anchor Gaming*...........     151,363       143,175
 7,100  Intl Game Technology.....     146,406       145,550
 3,900  King World Productions,
          Inc.*..................     159,966       143,812
14,000  Speedway Motorsports,
          Inc.*..................     126,420       367,500
                                  -----------   -----------
                                      584,155       800,037
                                  -----------   -----------
        ENVIRONMENTAL -- 0.9%
10,500  Newpark Resources,
          Inc.*..................     354,613       381,938
                                  -----------   -----------
        FINANCIAL SERVICES -- 9.9%
 3,400  Aames Financial Corp. ...     171,947       171,275
 4,900  Amerco...................     171,183       195,387
15,900  Ampresco, Inc.*..........     198,725       363,711
 6,600  Banponce Corp. ..........     167,518       178,200

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS (CONTINUED)
        FINANCIAL SERVICES (CONTINUED)
 8,900  Bear Stearns Cos.,
          Inc. .................. $   183,547   $   206,925
10,000  Bostonfed Bancorp.,
          Inc. ..................     124,350       132,500
 5,880  Charter One Financial,
          Inc. ..................     197,077       235,200
14,700  Corp Bancaria
          Espana -- ADR#*........     311,532       306,863
 7,300  Edwards (A.G.), Inc. ....     178,746       212,612
11,000  GA Financial, Inc. ......     121,660       144,375
 3,400  Golden West Financial
          Corp. .................     180,666       198,475
 7,800  Lehman Brothers Holding,
          Inc. ..................     170,243       198,900
30,400  North Central Bancshares,
          Inc. ..................     328,664       380,000
 7,200  Paine Webber Group,
          Inc. ..................     145,632       151,200
10,000  PFF Bancorp., Inc.*......     115,000       123,750
 4,400  Salomon, Inc. ...........     170,129       200,750
14,000  Sirrom Capital Corp. ....     163,688       423,500
 4,400  Standard Federal
          Bancorporation.........     185,889       201,300
 6,200  Sumamerica, Inc. ........     157,936       213,900
                                  -----------   -----------
                                    3,444,132     4,238,823
                                  -----------   -----------
        FOOD & HOUSEHOLD PRODUCTS -- 3.1%
24,000  Groupe Danone ADR#*......     740,548       701,222
11,200  Nestle S.A. -- ADR#......     569,477       624,528
                                  -----------   -----------
                                    1,310,025     1,325,750
                                  -----------   -----------
        FURNITURE/HOME APPLIANCE -- 0.8%
28,000  Aaron Rents, Inc., Class
          B......................     204,679       364,000
                                  -----------   -----------
        HEALTHCARE SERVICE PROVIDERS -- 2.3%
29,000  American Healthcorp,
          Inc.*..................     275,500       308,125
 5,000  America Service Group,
          Inc.*..................     102,890        70,000
10,200  Renal Treatment Centers,
          Inc.*..................     175,164       339,150
14,850  Res-Care, Inc.*..........     199,931       252,450
                                  -----------   -----------
                                      753,485       969,725
                                  -----------   -----------
        HOMEBUILDERS -- 2.0%
13,300  Allied Waste
          Ind.,Inc.*.............     123,025       123,025
 4,100  Centex Corp. ............     140,641       133,763
10,400  Champion Enterprises,
          Inc.*..................     217,143       235,300
 6,600  Lennar Corp. ............     168,066       146,850
 8,000  Oakwood Homes Corp. .....     190,676       220,000
                                  -----------   -----------
                                      839,551       858,938
                                  -----------   -----------
        INDUSTRIAL EQUIPMENT -- 0.8%
 7,000  Roper Industries,
          Inc. ..................     241,500       330,750
                                  -----------   -----------

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        INSURANCE -- 6.6%
 5,200  American Bankers
          Insurance Group,
          Inc. .................. $   176,280   $   260,000
 2,500  American National
          Insurance Co. .........     158,943       170,000
 7,000  Bankers Life Holding
          Corp. .................     156,272       170,625
 5,400  Conseco, Inc. ...........     162,015       265,950
 6,450  Fremont General Corp. ...     151,503       190,275
 2,800  Loews Corp. .............     123,409       216,650
 8,900  Old Republic Intl
          Corp. .................     202,893       220,275
 4,700  Penncorp Financial Group,
          Inc. ..................     154,908       151,575
 9,000  Reliastar Financial
          Corp. .................     391,915       427,500
 5,600  Safeco Corp. ............     158,493       196,000
 6,100  Uslife Corp. ............     178,162       183,000
 9,750  Vesta Insurance Group,
          Inc. ..................     204,567       374,156
                                  -----------   -----------
                                    2,219,360     2,826,006
                                  -----------   -----------
        MANUFACTURED HOUSING -- 0.9%
20,000  Cavalier Homes, Inc. ....     128,603       370,000
                                  -----------   -----------
        MANUFACTURING EQUIPMENT -- 3.3%
13,000  Aseco Corp.*.............     105,500       118,625
10,000  Asyst Technologies,
          Inc.*..................     298,713       192,500
10,000  Electro Scientific
          Industries Inc.*.......     209,605       185,000
63,700  Jardine Matheson
          Holdings,
          Ltd. -- ADR#...........     483,100       398,125
 6,800  Seimens AG -- ADR#*......     329,700       358,710
20,000  Quad Systems Corp.*......     130,700       185,000
                                  -----------   -----------
                                    1,557,318     1,437,960
                                  -----------   -----------
        MANUFACTURING SERVICES -- 0.6%
 9,100  Benchmark Electronic,
          Inc.*..................     282,627       273,000
                                  -----------   -----------
        MEDICAL EQUIPMENT -- 2.7%
13,500  American Homepatient,
          Inc.*..................     179,000       300,375
11,800  Fuqua Enterprises,
          Inc.*..................     282,614       278,775
10,700  Kinetic Concepts,
          Inc. ..................     177,967       154,480
 4,400  Lincare Holdings,
          Inc.*..................     174,301       176,000
 5,800  Pediatric Services Of
          America, Inc.*.........     100,413       107,300
 5,200  Sofamor Danek Group,
          Inc.*..................     171,117       160,550
                                  -----------   -----------
                                    1,085,412     1,177,480
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS (CONTINUED)
        METALS -- DIVERSIFIED -- 2.0%
12,600  Carbide/Graphite Group,
          Inc. (The)*............ $   212,840   $   231,525
 8,950  Maverick Tube Corp.*.....     110,756       125,300
10,150  Sinter Metals, Inc. Class
          "A"*...................     180,339       203,000
 7,000  Wolverine Tube, Inc.*....     196,188       301,000
                                  -----------   -----------
                                      700,123       860,825
                                  -----------   -----------
        OILFIELD SERVICES -- 0.4%
11,200  Oceaneering
          International, Inc.*...     175,276       190,400
                                  -----------   -----------
        OIL/GAS -- EXPLORATION -- 6.6%
 6,000  Apache Corp. ............     179,893       178,500
 4,600  Cooper Cameron Corp.*....     175,002       263,925
10,100  Elf Aquitane -- ADR#.....     358,447       397,688
 4,600  Helmerich & Payne........     159,844       200,675
 3,300  Newfield Exploration
          Co.*...................     146,897       148,500
16,400  Noble Drilling Corp.*....     182,920       248,050
11,400  Repsol S.A. -- ADR#......     358,459       377,625
15,700  Santa Fe Energy
          Resources, Inc.*.......     177,997       223,725
 7,700  Seagull Energy Corp.*....     178,894       151,111
 7,600  USX-Marathon Group.......     162,927       164,350
 6,900  Vintage Petroleum,
          Inc. ..................     178,089       202,688
11,400  YPF Sociedad
          Anonima -- ADR#........     221,847       260,775
                                  -----------   -----------
                                    2,481,216     2,817,612
                                  -----------   -----------
        PERSONAL CARE -- 0.8%
12,500  Inbrand Corp.*...........     172,720       356,250
                                  -----------   -----------
        PHARMACEUTICALS -- 3.2%
 6,500  Bergen Brunswig Corp.,
          Class A................     179,131       206,375
 5,500  Dura Pharmaceuticals,
          Inc.*..................     156,908       202,813
 6,300  ICN Pharmaceuticals,
          Inc. ..................     156,139       129,150
12,000  Medicis Pharmaceutical
          Corp.*.................     201,945       579,000
 7,400  Rexall Sundown, Inc.*....      94,017       270,100
                                  -----------   -----------
                                      788,140     1,387,438
                                  -----------   -----------
        RECREATION -- 0.4%
 4,500  Callaway Golf Company....     142,664       153,563
                                  -----------   -----------
        RESTAURANTS -- 0.4%
10,000  Longhorn Steak House,
          Inc.*..................     155,000       152,500
                                  -----------   -----------

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        RETAIL -- 5.5%
 9,750  Claire's Stores, Inc. ... $   178,060   $   208,406
10,000  Genesco, Inc.*...........      79,350        93,750
 8,300  Hollywood Entertainment
          Corp.*.................     174,400       170,150
 4,400  Longs Drug Stores,
          Inc. ..................     195,212       191,400
13,000  Mac Frugals Bargains
          Close..................     242,905       307,125
 2,800  Mercantile Stores Co.,
          Inc. ..................     179,436       151,200
15,000  Moovies, Inc.*...........     127,500        82,500
 4,700  Proffitt's, Inc.*........     177,157       185,650
 4,400  Ross Stores, Inc. .......     134,824       158,400
 5,000  TJX Companies, Inc. .....     159,050       179,375
 4,000  Vons Companies, Inc.*....     103,069       171,500
23,000  Woolworth Corp.*.........     327,968       474,375
                                  -----------   -----------
                                    2,078,931     2,373,831
                                  -----------   -----------
        SHOES -- 1.7%
17,200  Reebol International
          LTD. ..................     502,470       597,700
14,000  Stride Rite Corp. .......     170,251       126,000
                                  -----------   -----------
                                      672,721       723,700
                                  -----------   -----------
        TELECOMMUNICATIONS -- 6.9%
42,800  Alcatel
          Alsthom -- ADR#........     775,053       722,250
19,500  Stet-Societa Finanziaria
          Telefonica
          P.A. -- ADR#...........     599,686       677,096
29,000  Tele Denmark AS, Class
          B -- ADR#..............     748,047       685,125
 9,000  Telefonica de
          Espana -- ADR#.........     353,115       500,625
12,100  Telefonos de Mexico S.A.,
          Class L -- ADR#........     455,613       388,712
                                  -----------   -----------
                                    2,931,514     2,973,808
                                  -----------   -----------
        TEXTILES & APPAREL -- 2.2%
10,000  Interface, Inc. .........     138,750       172,500
 4,600  Liz Claiborne, Inc. .....     138,476       171,350
 6,300  Mohawk Industries,
          Inc.*..................     151,363       161,438
15,000  Quaker Fabric Corp.*.....     142,500       150,000
 4,200  Russell Corp. ...........     139,301       135,450
 5,400  Westpoint Stevens,
          Inc. ..................     147,796       153,225
                                  -----------   -----------
                                      858,186       943,963
                                  -----------   -----------
        TOYS AND HOBBIES -- 0.3%
 9,650  The First Years, Inc. ...     132,688       135,100
                                  -----------   -----------
        TRANSPORTATION -- 0.4%
 7,750  Comair Holdings, Inc. ...     145,937       182,125
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
THE ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (unaudited) (continued) -- September 30, 1996

                                                  MARKET
SHARES                               COST          VALUE
------                            -----------   -----------
        COMMON STOCKS (CONTINUED)
        UTILITIES -- 3.8%
14,000  British Gas
          plc -- ADR#............ $   402,365   $   442,750
16,021  Citizens Utilities Co.,
          Class A*...............     177,826       194,257
 8,600  Delmarva Power & Light
          Co. ...................     175,026       176,300
 6,400  Oneok, Inc. .............     146,718       176,000
 5,700  Peoples Energy Corp. ....     181,599       193,800
 5,300  Washington Gas Light
          Co. ...................     115,919       116,600
 5,600  Western Resources,
          Inc. ..................     166,262       163,100
14,300  York Research Corp.*.....     136,834       155,513
                                  -----------   -----------
                                    1,502,549     1,618,320
                                  -----------   -----------
        WATER TREATMENT SERVICES -- 0.3%
 3,700  Culligan Water
          Technologies, Inc.*....     147,850       140,138
                                  -----------   -----------

        TOTAL
          INVESTMENTS -- 94.2%... $33,513,170+  $40,399,323
                                   ==========

        Cash and other assets,
          net of
          liabilities -- 5.8%....                 2,490,947
                                                -----------

        NET ASSETS -- 100.0%.....               $42,890,270
                                                 ==========
+   The cost of securities for Federal income tax purposes
    is substantially the same.
*   Non-income producing security.
#   American Depository Receipts.
**  See page 18 for Concentration by Country.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Concentration by Country (unaudited)

                                                           INCOME FUND     GLOBAL EQUITY FUND    APPRECIATION FUND
COUNTRY                                                    MARKET VALUE       MARKET VALUE          MARKET VALUE
                                                           ------------    ------------------    ------------------
Argentina...............................................   $ 1,541,700        $    156,750          $    260,775
Australia...............................................       108,566             215,208             --
Belgium.................................................     1,041,343           --                    --
Brazil..................................................       --                  236,984             --
Canada..................................................       434,225           --                    --
Chile...................................................       --                  411,875             --
Czech Republic..........................................       --                  108,654             --
Denmark.................................................       416,696           --                      685,125
France..................................................     1,026,448             517,515             2,445,689
Germany.................................................     3,297,604             385,729               767,560
Great Britain...........................................       997,444           1,520,056               442,750
Hong Kong...............................................       --                1,113,374               398,125
India...................................................       --                  165,350             --
Indonesia...............................................       --                  157,733             --
Italy...................................................       812,329             388,588             1,054,497
Japan...................................................     2,223,822           1,271,876               674,625
Malaysia................................................       --                1,001,457             --
Mexico..................................................       --                  609,997               388,713
Netherlands.............................................       283,444             290,364             --
Norway..................................................       --                   79,602             --
Peru....................................................       --                  190,188             --
Philippines.............................................       --                  212,305             --
Poland..................................................       --                  192,828             --
Portugal................................................       --                  286,044             --
Singapore...............................................       --                  513,103             --
South Africa............................................       --                  155,716             --
Spain...................................................       231,716             334,468             1,322,738
Switzerland.............................................       --                  240,596               195,796
Thailand................................................       --                  518,943             --
United States...........................................    20,571,895           9,131,240            31,762,930
                                                           -----------         -----------           -----------
Total Investments.......................................   $32,987,232        $ 20,406,543          $ 40,399,323
                                                           ===========         ===========           ===========

* CREDIT RATINGS (unaudited)

  MOODY'S  STANDARD & POOR'S
  -------- ------------------
    Aaa           AAA         Instrument judged to be of the highest quality
                                and carrying the smallest amount of investment
                                risk.
     Aa            AA         Instrument judged to be of high quality by all
                                standards.
     A             A          Instrument judged to be adequate by all
                                standards.
    Baa           BBB         Instrument judged to be of moderate quality by
                                all standards.
    Ba-B          BB-B        Instrument judged to have speculative elements,
                                and generally lack desirable characteristics.
   Caa-C         CCC-C        Instrument judged to be predominately speculative
                                with respect to pay interest and repay
                                principal in accordance with terms of
                                obligation.
     NR            NR         Not Rated. In the opinion of the Investment
                                Adviser, instrument judged to be of comparable
                                investment quality to rated securities which
                                may be purchased by the Fund.

          For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
          U.S. Government Issues have an assumed rating of AAA/Aaa.

ESC STRATEGIC FUNDS, INC.
Statement of Assets and Liabilities (unaudited)
September 30, 1996

                                                            ASSET                       GLOBAL
                                                         PRESERVATION     INCOME        EQUITY       SMALL CAP    APPRECIATION
                                                         ------------   -----------   -----------   -----------   ------------
ASSETS
  Investments at value (cost $9,352,819; $32,048,548;
    $17,122,814 ; $33,369,885; $33,513,170,
    respectively)......................................  $ 9,363,035    $32,366,974   $19,109,003   $47,327,094   $40,399,323
  Short-Term Investments (cost $0; $620,258;
    $1,297,540; $0; $0, respectively)..................            0        620,258     1,297,540             0             0
  Cash.................................................    2,906,023      6,262,427       276,969    15,789,207     2,493,504
  Foreign Cash (cost $0; $0; $1,536; $0; $0,
    respectively)......................................            0              0         1,536             0             0
  Dividends and interest receivable....................      126,585        772,254        20,569         1,088        17,006
  Receivable for investments sold......................            0              0        23,508       110,625             0
  Receivable for Advisor...............................       29,465              0             0             0             0
  Receivable for fund shares sold......................        2,948          2,450       132,151     1,019,915        86,562
  Withholding tax reclaim..............................            0              0         6,465             0             0
  Unrealized appreciation on foreign currency..........            0              0             0             0             0
  Unamortized organizational expenses (Note 2e)........       25,282         26,105        23,031        33,175        24,360
                                                         -----------    -----------   -----------   -----------   -----------
        Total Assets...................................   12,453,338     40,050,468    20,890,772    64,281,104    43,020,755
                                                         -----------    -----------   -----------   -----------   -----------
LIABILITIES
  Payable for securities purchased.....................            0        563,865        99,840       390,000             0
  Income distribution payable..........................            0         12,321             0             0             0
  Payable for fund shares repurchased..................            0            200        28,269        13,491             0
  Advisory fee payable (Note 3)........................        2,536         32,219        16,607        49,165        34,748
  Administrative services fee payable (Note 3).........          590          4,833         2,491         7,375         5,212
  Transfer agent fee payable (Note 3)..................        2,436              0         3,280         9,554         8,186
  12b-1 Distribution fee payable.......................        3,600         12,900        13,500        45,000        24,600
  Other accrued expenses...............................       17,732         40,947        33,062       108,960        57,739
                                                         -----------    -----------   -----------   -----------   -----------
        Total Liabilities..............................       26,894        667,285       197,049       623,545       130,485
                                                         -----------    -----------   -----------   -----------   -----------
NET ASSETS.............................................  $12,426,444    $39,383,183   $20,693,723   $63,657,559   $42,890,270
                                                         ===========    ===========   ===========   ===========   ===========
Net Assets Consist of:
  Capital stock........................................  $     1,250    $     3,941   $     1,792   $     3,392   $     2,939
  Additional paid-in capital...........................   12,446,161     39,154,856    18,285,057    47,218,771    34,006,263
  Accumulated undistributed net investment
    income/(loss) on investments.......................            0        509,096        57,790      (230,830)      (28,419 )
  Accumulated undistributed realized gain/(loss) on
    investments and foreign currency...................      (31,183 )     (599,200)      362,167     2,709,017     2,023,334
  Net unrealized appreciation/(depreciation) on
    investments and foreign currency translations......       10,216        314,490     1,986,917    13,957,209     6,886,153
                                                         -----------    -----------   -----------   -----------   -----------
  NET ASSETS...........................................  $12,426,444    $39,383,183   $20,693,723   $63,657,559   $42,890,270
                                                         ===========    ===========   ===========   ===========   ===========
SHARES OF BENEFICIAL INTEREST
  Class A:
    Shares of beneficial interest outstanding..........    1,250,480      3,791,728     1,440,651     2,646,588     2,731,151
                                                         ===========    ===========   ===========   ===========   ===========
    Net asset value per share outstanding..............        $9.94          $9.99        $11.58        $18.80        $14.60
                                                         ===========    ===========   ===========   ===========   ===========
    Maximum offering price per share (N/A, $9.99/.955,
      $11.58/.955, $18.80/.955, $14.60/.955,
      respectively)....................................        $9.94         $10.46        $12.13        $19.69        $15.29
                                                         ===========    ===========   ===========   ===========   ===========
  Class D:
    Shares of beneficial interest outstanding..........          N/A        149,283       351,172       745,752       207,565
                                                         ===========    ===========   ===========   ===========   ===========
    Net asset value per share outstanding..............          N/A          $9.99        $11.42        $18.63        $14.46
                                                         ===========    ===========   ===========   ===========   ===========
    Maximum offering price per share (N/A, $9.99/.985,
      $11.42/.985, $18.63/.985, $14.46/.985,
      respectively)....................................          N/A         $10.14        $11.59        $18.91        $14.68
                                                         ===========    ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Operations (unaudited)
For the Six Months Ended September 30, 1996

                                                 ASSET                       GLOBAL
                                              PRESERVATION     INCOME        EQUITY       SMALL CAP    APPRECIATION
                                              ------------   ----------   -------------   ----------   ------------
Investment Income:
  Interest (net of withholding tax of $0,
    $6,249, $0,
    $0, $0, respectively).....................   $358,738    $1,335,817     $  38,575     $  225,998    $   53,250
  Dividends (net of withholding tax of $0, $0,
    $10,757, $0, $13,392, respectively).......          0        28,751       168,019         66,670       287,899
                                              ------------   ----------   -------------   ----------   ------------
                                                  358,738     1,364,568       206,594        292,668       341,149
                                              ------------   ----------   -------------   ----------   ------------
Expenses:
  Advisory (Note 3)...........................     29,474       193,348        96,367        248,966       183,374
  Administrative services (Note 3)............      8,842        29,002        14,455         37,345        27,506
  Fund Accounting (Note 3)....................     18,778        20,081        27,126         16,842        21,725
  Legal.......................................      1,582         3,605         2,451          5,802         4,363
  Reports to shareholders.....................      1,350         2,750         5,940         12,540         5,760
  Audit.......................................      8,400         8,400         9,600          8,400         8,400
  Registration................................      4,215         5,720         7,015          9,795         7,555
  Custodian...................................      6,893        19,716        25,370         19,608        17,836
  Trustee.....................................      2,200         2,200         2,200          2,200         2,200
  Transfer agent fees and expenses (Note 3)...      6,084         7,507         8,001         21,317         8,186
  12b-1 Distribution fee -- Class A...........      6,785        19,645        21,105         45,404        38,020
  12b-1 Distribution fee -- Class D...........          0         5,673         5,135         43,140        10,362
  Amortization of organizational expenses.....      4,421         4,421         4,421          5,455         4,421
  Miscellaneous...............................      2,448           389         3,617         62,918        33,174
                                              ------------   ----------   -------------   ----------   ------------
  Total expenses before waivers...............    101,472       322,457       232,803        539,732       372,882
  Less: expenses waived/reimbursed............    (48,622)            0             0              0             0
      expenses paid by third parties..........     (2,751)      (10,149)         (474)       (16,234)       (3,314)
                                              ------------   ----------   -------------   ----------   ------------
  Net expenses................................     50,099       312,308       232,329        523,498       369,568
                                              ------------   ----------   -------------   ----------   ------------
Net investment income/(loss)..................    308,639     1,052,260       (25,735)      (230,830)      (28,419)
                                              ------------   ----------   -------------   ----------   ------------
Realized gain/(loss) on investments...........    (20,098)     (229,808)      418,538        900,539       990,020
Net realized gain/(loss) on foreign currency
  transactions and assets and liabilities
  denominated in foreign currencies...........          0         3,243      (150,491)             0             0
Net change in unrealized
  appreciation/(depreciation) of
  investments.................................    (46,241)      634,508       627,329      7,065,106     2,729,156
Net change in unrealized gain/(loss) on
  foreign currency translation................          0        (4,678)          768              0             0
                                              ------------   ----------   -------------   ----------   ------------
Net realized and unrealized gain/(loss) on
  investments and foreign currency
  translation.................................    (66,339)      403,265       896,144      7,965,645     3,719,176
                                              ------------   ----------   -------------   ----------   ------------
Net increase in net assets resulting from
  operations..................................   $242,300    $1,455,525     $ 870,409     $7,734,815    $3,690,757
                                              ===========    ==========   ============    ==========   ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets

                                                  ASSET PRESERVATION                          INCOME
                                          -----------------------------------   -----------------------------------
                                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                                          SEPTEMBER 30, 1996     YEAR ENDED     SEPTEMBER 30, 1996     YEAR ENDED
                                             (UNAUDITED)       MARCH 31, 1996      (UNAUDITED)       MARCH 31, 1996
                                          ------------------   --------------   ------------------   --------------
Operations:
  Net investment income.................     $    308,639       $    705,577       $  1,052,260       $  2,178,866
  Net realized gain/(loss) on
    investments.........................          (20,098)             1,024           (226,565)           741,500
  Net unrealized
    appreciation/(depreciation) of
    investments.........................          (46,241)           128,200            629,830           (285,681)
                                          ------------------   --------------   ------------------   --------------
Net increase in net assets resulting
  from operations.......................          242,300            834,801          1,455,525          2,634,685
                                          ------------------   --------------   ------------------   --------------
Distributions to Shareholders:
  From net investment income:
    Class A.............................         (308,639)          (705,577)        (1,015,892)        (2,104,878)
    Class D.............................                0                  0            (36,368)           (73,988)
                                          ------------------   --------------   ------------------   --------------
                                                 (308,639)          (705,577)        (1,052,260)        (2,178,866)
                                          ------------------   --------------   ------------------   --------------
  From capital gains:
    Class A.............................                0                  0                  0           (741,974)
    Class D.............................                0                  0                  0            (28,940)
                                          ------------------   --------------   ------------------   --------------
                                                        0                  0                  0           (770,914)
                                          ------------------   --------------   ------------------   --------------
  Decrease in net assets resulting from
    distributions to shareholders.......         (308,639)          (705,577)        (1,052,260)        (2,949,780)
                                          ------------------   --------------   ------------------   --------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A.............................        3,961,895          1,045,974          5,617,183          4,281,407
    Class D.............................                0                  0             74,135            307,314
                                          ------------------   --------------   ------------------   --------------
                                                3,961,895          1,045,974          5,691,318          4,588,721
                                          ------------------   --------------   ------------------   --------------
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends and distributions:
    Class A.............................          275,779            705,053            922,980          2,614,384
    Class D.............................                0                  0             33,784             67,280
                                          ------------------   --------------   ------------------   --------------
                                                  275,779            705,053            956,764          2,681,664
                                          ------------------   --------------   ------------------   --------------
  Net asset value of shares redeemed:
    Class A.............................       (4,985,562)          (563,282)        (5,930,922)        (2,073,972)
    Class D.............................                0                  0            (74,388)          (158,592)
                                          ------------------   --------------   ------------------   --------------
                                               (4,985,562)          (563,282)        (6,005,310)        (2,232,564)
                                          ------------------   --------------   ------------------   --------------
    Net increase/(decrease) in net
      assets from capital share
      transactions......................         (747,888)         1,187,745            642,772          5,037,821
                                          ------------------   --------------   ------------------   --------------
Total increase/(decrease) in net
  assets................................         (814,227)         1,316,969          1,046,037          4,722,726
Net Assets:
  Beginning of period...................       13,240,671         11,923,702         38,337,146         33,614,420
                                          ------------------   --------------   ------------------   --------------
  End of period.........................     $ 12,426,444       $ 13,240,671       $ 39,383,183       $ 38,337,146
                                          =================    ==============   =================    ==============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                                     GLOBAL EQUITY                           SMALL CAP
                                          -----------------------------------   -----------------------------------
                                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                                          SEPTEMBER 30, 1996     YEAR ENDED     SEPTEMBER 30, 1996     YEAR ENDED
                                             (UNAUDITED)       MARCH 31, 1996      (UNAUDITED)       MARCH 31, 1996
                                          ------------------   --------------   ------------------   --------------
Operations:
  Net investment income/(loss)..........     $    (25,735)      $    (66,431)      $   (230,830)      $   (207,011)
  Net realized gain/(loss) on
    investments.........................          268,047            899,527            900,539          2,358,416
  Net unrealized
    appreciation/(depreciation) of
    investments.........................          628,097          1,134,339          7,065,106          6,353,643
                                          ------------------   --------------   ------------------   --------------
Net increase in net assets resulting
  from operations.......................          870,409          1,967,435          7,734,815          8,505,048
                                          ------------------   --------------   ------------------   --------------
Distributions to Shareholders:
  From net investment income:
    Class A.............................                0                  0                  0                  0
    Class D.............................                0                  0                  0                  0
                                          ------------------   --------------   ------------------   --------------
                                                        0                  0                  0                  0
                                          ------------------   --------------   ------------------   --------------
  From capital gains:
    Class A.............................                0           (282,697)                 0           (648,997)
    Class D.............................                0            (75,804)                 0           (188,574)
                                          ------------------   --------------   ------------------   --------------
                                                        0           (358,501)                 0           (837,571)
                                          ------------------   --------------   ------------------   --------------
  Decrease in net assets resulting from
    distributions to shareholders.......                0           (358,501)                 0           (837,571)
                                          ------------------   --------------   ------------------   --------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A.............................        1,672,777          4,242,822         16,187,238         14,484,625
    Class D.............................          234,878            419,411          4,002,284          3,972,125
                                          ------------------   --------------   ------------------   --------------
                                                1,907,655          4,662,233         20,189,522         18,456,750
                                          ------------------   --------------   ------------------   --------------
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends and distributions:
    Class A.............................                0            210,986                  0            555,664
                                          ------------------   --------------   ------------------   --------------
    Class D.............................                0             77,940                  0            186,118
                                          ------------------   --------------   ------------------   --------------
                                                        0            288,926                  0            741,782
  Net asset value of shares redeemed:
    Class A.............................         (335,572)          (242,681)        (1,228,082)          (887,112)
    Class D.............................          (70,900)          (530,488)          (775,975)          (393,753)
                                          ------------------   --------------   ------------------   --------------
                                                 (406,472)          (773,169)        (2,004,057)        (1,280,865)
                                          ------------------   --------------   ------------------   --------------
    Net increase in net assets from
      capital share transactions........        1,501,183          4,177,990         18,185,465         17,917,667
                                          ------------------   --------------   ------------------   --------------
Total increase in net assets............        2,371,592          5,786,924         25,920,280         25,585,144
Net Assets:
  Beginning of period...................       18,322,131         12,535,207         37,737,279         12,152,135
                                          ------------------   --------------   ------------------   --------------
  End of period.........................     $ 20,693,723       $ 18,322,131       $ 63,657,559       $ 37,737,279
                                          =================    ==============   =================    ==============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                                                                    APPRECIATION
                                                                         -----------------------------------
                                                                          SIX MONTHS ENDED
                                                                         SEPTEMBER 30, 1996     YEAR ENDED
                                                                            (UNAUDITED)       MARCH 31, 1996
                                                                         ------------------   --------------
Operations:
  Net investment income/(loss).........................................     $    (28,419)      $   (101,265)
  Net realized gain/(loss) on investments..............................          990,020          1,695,907
  Net unrealized appreciation/(depreciation) of investments............        2,729,156          3,346,495
                                                                         ------------------   --------------
Net increase in net assets resulting from operations...................        3,690,757          4,941,137
                                                                         ------------------   --------------
Distributions to Shareholders:
  From net investment income:
    Class A............................................................                0                  0
    Class D............................................................                0                  0
                                                                         ------------------   --------------
                                                                                       0                  0
                                                                         ------------------   --------------
  From capital gains:
    Class A............................................................                0           (572,885)
    Class D............................................................                0            (50,608)
                                                                         ------------------   --------------
                                                                                       0           (623,493)
                                                                         ------------------   --------------
  Decrease in net assets resulting from distributions to
    shareholders.......................................................                0           (623,493)
                                                                         ------------------   --------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A............................................................       11,863,394          8,089,429
    Class D............................................................          276,811            669,839
                                                                         ------------------   --------------
                                                                              12,140,205          8,759,268
                                                                         ------------------   --------------
  Net asset value of shares issued to shareholders in reinvestment of dividends and distributions:
    Class A............................................................                0            495,951
    Class D............................................................                0             49,839
                                                                         ------------------   --------------
                                                                                       0            545,790
                                                                         ------------------   --------------
  Net asset value of shares redeemed:
    Class A............................................................         (913,126)        (2,076,796)
    Class D............................................................          (70,359)          (322,285)
                                                                         ------------------   --------------
                                                                                (983,485)        (2,399,081)
                                                                         ------------------   --------------
    Net increase in net assets from capital share transactions.........       11,156,720          6,905,977
                                                                         ------------------   --------------
Total increase in net assets...........................................       14,847,477         11,223,621
Net Assets:
  Beginning of period..................................................       28,042,793         16,819,172
                                                                         ------------------   --------------
  End of period........................................................     $ 42,890,270       $ 28,042,793
                                                                         =================    ==============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) -- September 30, 1996

     1. DESCRIPTION. The ESC Strategic Funds, Inc. (the "Company") was incorporated in Maryland on November 24, 1993. The Company currently comprises six portfolios, ESC Strategic Asset Preservation (commencement date April 25,
1994), ESC Strategic Income (commencement date May 4, 1994), ESC Strategic Global Equity (commencement date May 12, 1994), ESC Strategic Small Cap (commencement date June 8, 1994), ESC Strategic Appreciation (commencement date July 6, 1994), ESC Strategic Growth Fund (has not commenced operations at September 30, 1996) (collectively the "Funds"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund, with the exception of the Small Cap Fund, operates as a diversified fund. The Small Cap Fund operates as a non-diversified fund. The Company's Articles of Incorporation authorize the issuance of two classes of common stock designated as Class A and Class D for each Fund, except for the Asset Preservation Fund, which shall only have Class A Shares. Class A shares are offered with a maximum front-end sales charge of 4.50%, which may be reduced or waived in certain cases. Class A shares are also subject to a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily net asset value of Class A shares. Class D shares are offered with a front-end sales charge of 1.50% and are subject to a Service and Distribution Fee at an annual rate of up to 0.75% based on the average daily net asset value of Class D shares. Prior to November 1, 1995, the 1.50% sales load on Class D shares was being waived. The Asset Preservation Fund offers only one class of shares with no front-end sales charge and a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily value of its net assets. The Company's Board of Directors may, in the future, authorize the issuance of additional classes of capital stock for the Funds.

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:

          A. Portfolio Valuation. Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange or the NASDAQ National Market System on which such securities are primarily traded or, if there are no trades, at the current bid price, as of 4:15 p.m. eastern time. Over-the-counter securities, or securities for which there were no transactions, are valued at the closing bid price, except for open short positions, when the asked price is used. Bid price is used when no asked price is available. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

          B. Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily as earned.

          C.  Dividend and Capital Gain Distributions to
     Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1996

          For the year ended March 31, 1996, the reclassification arising from permanent book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                            ASSET                    GLOBAL
                                         PRESERVATION    INCOME      EQUITY     SMALL CAP   APPRECIATION
                                         ------------   ---------   ---------   ---------   ------------
    Accumulated undistributed net
      investment income/(loss) on
      investments......................    $   (867)    $ 360,285   $ 149,956   $ 207,011     $101,265
    Accumulated undistributed net
      realized gain/(loss) on
      investments......................       7,514      (354,775)   (152,039)   (199,439)     (95,759)
    Additional paid-in capital.........      (6,647)       (5,510)      2,083      (7,572)      (5,506)

          Permanent book/tax differences are primarily attributable to non-deductible organization costs, foreign exchange gains/losses and net operating losses.

          D. Federal income taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

          E. Organizational expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straightline basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

          F. Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

          G. Foreign Exchange Transactions. The books and records of the Fund are maintained in U.S. dollars; non-U.S. dollar denominated amounts are translated into U.S. dollars as follows with the resultant exchange gains and losses recorded in the Statement of Operations:

             (i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

             (ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, currency gains and losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1996 arise from changes in the value of the assets and liabilities other than investments in securities at year end, resulting from changes in the foreign exchange rate.

          H. Forward Foreign Exchange Contracts. A forward foreign exchange contract is a commitment to sell a foreign currency at a future date at a negotiated exchange rate. The Funds bear the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The gain or loss from the difference between the cost or original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign exchange.

          I. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

          J. Other. The Funds maintain cash balances with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the six months ended September 30, 1996, custodian fees and expenses paid by third parties were increased by $2,751, $10,149, $474, $16,234 and $3,314 for the Asset Preservation, Income, Global Equity, Small Cap, and Appreciation Funds, respectively. There was no effect on interest income. The Funds could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees under the expense offset arrangement with their custodian.

     3. INVESTMENT ADVISORY AND ADMINISTRATION CONTRACTS AND DISTRIBUTION AGREEMENT. The Company entered into an investment advisory agreement (the "Investment Advisory Agreement") with Equitable Securities Corporation ("ESC") (the "Adviser"). The Investment Advisory Agreement provides for the Adviser to be paid a fee calculated and accrued daily and paid monthly at the annual rates of 0.50% for ESC Strategic Asset Preservation Fund and 1.00% for each of the other funds. The Adviser provides portfolio management supervision and certain administrative, clerical and bookkeeping services for the Company. Equitable Asset Management is the Adviser for Asset Preservation, Small Cap and also advises approximately one-third of the assets of the Appreciation Fund. The Adviser has entered into agreements with various portfolio managers to advise the Global Equity Fund, Income Fund and the remaining assets of the Appreciation Fund. Any fees payable under these agreements are paid by the Adviser. For the six months ended September 30, 1996, the Adviser voluntarily waived fees of $14,737 for the Asset Preservation Fund.

     Furman Selz LLC ("Furman Selz") provides the Funds with administrative, fund accounting, dividend and capital gain distribution disbursing and transfer agency services pursuant to the administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Funds' arrangement with their custodian and assistance in the preparation of the Company's Registration Statement under federal and state laws. Pursuant to the Administration Agreement, the Funds pay Furman Selz a monthly fee for its services at the annual rate of 0.15% of the average daily net assets of the Funds and is accrued daily. Furman Selz voluntarily waived fees of $4,421 for the Asset Preservation Fund for the six months ended September 30, 1996.

     Pursuant to a Services Agreement between the Funds and Furman Selz, Furman Selz provides the Funds with transfer and dividend and capital gain disbursing agent services, for which it receives a fee of $15.00 per account per year subject to a required minimum fee of $10,000 for each Fund, plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Funds and Furman Selz, Furman Selz assists the Funds in calculating net asset values

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1996 and provides certain other account services for each Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses. For the six months ended September 30, 1996, Furman Selz earned Transfer Agent and Fund Accounting fees, including out of pocket expenses as shown in the Statement of Operations.

     ESC has voluntarily agreed to reimburse the Funds to the extent that their ratios of expenses to average net assets exceed certain percentages as follows:
Appreciation -- 2.00% (Class A), 2.50% (Class D); Global Equity -- 2.50% (Class
A), 3.00% (Class D); Small Cap -- 2.00% (Class A), 2.50% (Class D);
Income -- 1.70% (Class A), 2.20% (Class D); Asset Preservation -- 0.90% (Class
A). ESC has agreed to reimburse expenses to the Asset Preservation Fund in the amount of $29,465. No reimbursements were necessary for the Appreciation, Global Equity, Small Cap, or Income Funds.

     The Company entered into a distribution agreement (the "Distribution Agreement") with ESC. Under the Distribution Agreement, ESC as agent for the Funds, agrees to use its best efforts as sole distributor of the Funds' shares. Under the Plan of Distribution, Class A shares will pay the Distributor a fee at an annual rate up to 0.25% of the value of average daily net assets of Class A shares in return for financing certain distribution and shareholder service activities related to Class A shares. During the six months ended September 30, 1996, the actual rates incurred by Class A shares were: 0.12%; 0.11%; 0.15%; 0.23% and 0.22% for the Asset Preservation, Income, Global Equity, Small Cap and Appreciation Funds, respectively. The Plans provide that Class D shares will pay the Distributor amounts up to an annual rate up to 0.75% of the average daily net assets of Class D shares to finance certain distribution and shareholder services activities related to Class D shares. During the six months ended September 30, 1996, the actual rates incurred by Class D shares were: 0.75%; 0.75%; 0.71% and 0.75% for the Income, Global Equity, Small Cap and Appreciation Funds, respectively.

     During the six months ended September 30, 1996, the Appreciation Fund and the Global Equity Fund paid brokerage commissions of $18,854 and $4,356, respectively, to Equitable Securities, a subsidiary of the Adviser's subsidiary, Equitable Trust Company. The Funds were advised that front-end sales charges of $1,043, $6,326, $73,843 and $11,676 were paid to ESC from the Income, Global Equity, Small Cap and Appreciation Funds, respectively.

     On July 1, 1996, Furman Selz announced that it had entered into an agreement pursuant to which its mutual funds division would be acquired by BISYS Group, Inc. ("BISYS") subject to certain conditions. It is anticipated that, following consummation of that transaction, services currently provided to the Company by Furman Selz will be provided to the Company by BISYS and certain of its affiliates under terms and conditions substantially the same as those in effect with respect to such services.

     4.  SECURITIES TRANSACTIONS.

          A. Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended September 30, 1996 were as follows:

                                         COMMON STOCKS               U.S. GOVERNMENT
                                      AND CORPORATE BONDS              OBLIGATIONS
                                   --------------------------    ------------------------
                                    PURCHASES        SALES       PURCHASES       SALES
                                   -----------    -----------    ----------    ----------
            Asset
              Preservation......   $   512,068    $ 4,344,499    $  597,969    $  479,836
            Income..............     8,364,630     12,813,529     7,036,200     3,196,855
            Global Equity.......    10,090,743      8,195,783             0             0
            Small Cap...........    20,808,628     11,108,417             0             0
            Appreciation........    20,294,666     10,469,252             0             0

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1996

          B. Federal Income Tax basis. Cost for book and Federal Income Tax purposes were substantially identical as of September 30, 1996. Gross unrealized appreciation and depreciation on investment securities at September 30, 1996, based on cost for Federal income tax purposes is as follows:

                                                                               NET
                                                GROSS          GROSS       UNREALIZED
                                             UNREALIZED     UNREALIZED     APPRECIATION
                                             APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                             -----------    -----------    -----------
            Asset Preservation............   $    59,784    $   (49,568)   $    10,216
            Income........................       706,609       (388,183)       318,426
            Global Equity.................     2,560,448       (574,259)     1,986,189
            Small Cap.....................    14,991,047     (1,033,838)    13,957,209
            Appreciation..................     7,794,615       (908,462)     6,886,153

     5. CAPITAL SHARE TRANSACTIONS. The Company is authorized to issue 650 million shares of capital stock with a par value $0.001 each. Transactions in shares of the Funds for the six months ended September 30, 1996, and the year ended March 31, 1995, were as follows:

                                                       SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
                                         ----------------------------------------------------------------------------
                                            ASSET                           GLOBAL
                                         PRESERVATION       INCOME          EQUITY        SMALL CAP      APPRECIATION
                                         ------------    ------------    ------------    ------------    ------------
CLASS A
Beginning Balance.....................     1,323,793        3,730,042       1,321,204       1,816,310      1,963,842
                                         ------------    ------------    ------------    ------------    ------------
Shares sold...........................       402,528          570,516         149,082         899,183        832,249
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................        27,793           93,297               0               0              0
Shares redeemed.......................      (503,634)        (602,127)        (29,635)        (68,905)       (64,940)
                                         ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) in shares.....       (73,313)          61,686         119,447         830,278        767,309
                                         ------------    ------------    ------------    ------------    ------------
Closing Balance.......................     1,250,480        3,791,728       1,440,651       2,646,588      2,731,151
                                           =========         ========        ========        ========      =========
CLASS D
Beginning Balance.....................            --          145,876         336,540         564,447        192,247
                                         ------------    ------------    ------------    ------------    ------------
Shares sold...........................            --            7,493          21,028         225,367         20,288
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................            --            3,415               0               0              0
Shares redeemed.......................            --           (7,501)         (6,396)        (44,062)        (4,970)
                                         ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) in shares.....            --            3,407          14,632         181,305         15,318
                                         ------------    ------------    ------------    ------------    ------------
Closing Balance.......................            --          149,283         351,172         745,752        207,565
                                           =========         ========        ========        ========      =========

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1996

                                                              YEAR ENDED MARCH 31, 1996
                                         -------------------------------------------------------------------
                                            ASSET                      GLOBAL
                                         PRESERVATION     INCOME       EQUITY      SMALL CAP    APPRECIATION
                                         ------------    ---------    ---------    ---------    ------------
CLASS A
Beginning Balance.....................     1,205,690     3,256,233      931,096      780,607      1,418,131
                                         ------------    ---------    ---------    ---------    ------------
Shares sold...........................       103,797       421,654      392,583    1,059,794        670,203
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................        70,131       259,064       19,718       38,534         40,093
Shares redeemed.......................       (55,825)     (206,909)     (22,193)     (62,625)      (164,585)
                                         ------------    ---------    ---------    ---------    ------------
Net increase/(decrease) in shares.....       118,103       473,809      390,108    1,035,703        545,711
                                         ------------    ---------    ---------    ---------    ------------
Closing Balance.......................     1,323,793     3,730,042    1,321,204    1,816,310      1,963,842
                                           =========      ========     ========     ========      =========
CLASS D
Beginning Balance.....................            --       124,831      338,355      300,196        159,350
                                         ------------    ---------    ---------    ---------    ------------
Shares sold...........................            --        30,034       39,211      280,236         55,499
Shares issued in reinvestment of net
  investment income and capital gain
  distributions.......................            --         6,665        7,360       12,979          4,055
Shares redeemed.......................            --       (15,654)     (48,386)     (28,964)       (26,657)
                                         ------------    ---------    ---------    ---------    ------------
Net increase/(decrease) in shares.....            --        21,045       (1,815)     264,251         32,897
                                         ------------    ---------    ---------    ---------    ------------
Closing Balance.......................            --       145,876      336,540      564,447        192,247
                                           =========      ========     ========     ========      =========

     6. MULTIPLE MANAGER STRATEGY. The Adviser uses the Multiple Manager Strategy for certain of the Funds from time to time. Under this strategy, the Adviser allocates portions of a Fund's assets among multiple specialist Managers with dissimilar investment styles and security selection disciplines. The Adviser monitors the performance both of the total Fund portfolio and of each Manager and will reallocate Fund assets among individual Managers, or recommend to the Company that it employ or terminate particular Managers, to the extent the Adviser deems appropriate to achieve the overall objectives of the particular Fund.

     The Managers are as follows:

        ESC Strategic Asset Preservation Fund -- Equitable Asset Management,
           Inc.

        ESC Strategic Income Fund -- Llama Asset Management Company; Cincinnati
           Asset Management, Inc. and Murray Johnstone International Limited.

        ESC Strategic Global Equity Fund -- Globeflex Capital, L.P. and Murray
           Johnstone International Limited.

        ESC Strategic Small Cap Fund -- Equitable Asset Management, Inc.

        ESC Strategic Appreciation Fund -- GlobeFlex Capital, L.P.; Brandes
           Investment Partners, Inc., and Equitable Asset Management, Inc.

     Equitable Asset Management, Inc. is an affiliate of the Adviser.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (unaudited) (continued) -- September 30, 1996

     7. OFF-BALANCE SHEET RISK. The Funds may invest in various financial instruments with off-balance sheet risk. These financial instruments include taking positions in forward contracts. The Funds enter into such contracts for the purpose of hedging exposure to change in foreign currency exchange rates on their portfolio holdings. A lack of correlation between the price of the security and the underlying contract could result in a loss to the Funds. There were no open contracts on September 30, 1996.

     8. FEDERAL INCOME TAXES. Capital losses and foreign currency losses incurred after October 31, 1995 through March 31, 1996, are deemed to arise on the first business day of the following fiscal year. The Funds incurred and will elect to defer post October capital losses and foreign currency losses of approximately $372,635 and $102,223 for the Income Fund and Global Equity Fund, respectively.

     At March 31, 1996, the Asset Preservation Fund had net capital loss carryforwards of approximately $18,000, which will be available through March 2003 to offset future capital gains as provided by the regulations. To the extent that these carryover losses are used to offset future capital gains, the gains so offset would not be distributed to the shareholders. During the year ended March 31, 1996, the Global Equity Fund utilized $42,000 of available capital loss carryforward.

ESC STRATEGIC FUNDS, INC.
Financial Highlights

                                                                               ASSET PRESERVATION
                                                               ---------------------------------------------------
                                                                                                       APRIL 25,
                                                                                                         1994
                                                                                                     (COMMENCEMENT
                                                                                                          OF
                                                                                                      OPERATIONS)
                                                                SIX MONTHS ENDED                        THROUGH
                                                               SEPTEMBER 30, 1996     YEAR ENDED       MARCH 31,
                                                                  (UNAUDITED)       MARCH 31, 1996       1995
                                                               ------------------   --------------   -------------
Net Asset Value, Beginning of Period.........................       $  10.00           $   9.89         $ 10.00
                                                                     -------            -------         -------
Income from Investment Operations:
  Net investment income......................................           0.26               0.56            0.47
  Net realized and unrealized gains on investments...........          (0.06)              0.11           (0.11)
                                                                     -------            -------         -------
  Total from investment operations...........................           0.20               0.67            0.36
                                                                     -------            -------         -------
Less Distributions:
  Dividends from net investment income.......................          (0.26)             (0.56)              0
  Dividends from capital gains...............................           0.00               0.00           (0.47)
                                                                     -------            -------         -------
Total distributions..........................................          (0.26)             (0.56)          (0.47)
                                                                     -------            -------         -------
Net Asset Value, End of Period...............................       $   9.94           $  10.00         $  9.89
                                                                     =======            =======         =======
Total Return.................................................           2.04%              6.85%           3.75%
Net Assets End of Period (in thousands)......................       $ 12,426           $ 13,241         $11,924
Ratios to Average Net Assets of:
  Net investment income......................................           5.24%*             5.53%           5.15%*
  Expenses net of waivers/reimbursements.....................           0.85%*             0.90%           1.00%*
  Expenses before waivers/reimbursements.....................           1.72%*             1.58%           2.12%*
Portfolio Turnover Rate......................................             11%                40%             30%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                          INCOME
                           ----------------------------------------------------------------------------------------------------
                                                CLASS A                                            CLASS D
                           -------------------------------------------------  -------------------------------------------------
                                                                MAY 4, 1994                                        MAY 4, 1994
                                                               (COMMENCEMENT                                      (COMMENCEMENT
                                                                    OF                                                 OF
                                                                OPERATIONS)                                        OPERATIONS)
                            SIX MONTHS ENDED                      THROUGH      SIX MONTHS ENDED                      THROUGH
                           SEPTEMBER 30, 1996    YEAR ENDED      MARCH 31,    SEPTEMBER 30, 1996    YEAR ENDED      MARCH 31,
                              (UNAUDITED)      MARCH 31, 1996      1995          (UNAUDITED)      MARCH 31, 1996      1995
                           ------------------  --------------  -------------  ------------------  --------------  -------------
Net Asset Value, Beginning
  of Period...............      $   9.89          $   9.94        $ 10.00           $ 9.89            $ 9.94         $ 10.00
                                --------       --------------  -------------       -------           -------      -------------
Income from Investment
  Operations:
  Net investment income...          0.27              0.59           0.55             0.24              0.54            0.50
  Net realized and
    unrealized gains on
    investments...........          0.10              0.16          (0.05)            0.10              0.16           (0.05)
                                --------       --------------  -------------       -------           -------      -------------
  Total from investment
    operations............          0.37              0.75           0.50             0.34              0.70            0.45
                                --------       --------------  -------------       -------           -------      -------------
Less Distributions:
  Dividends from net
    investment income.....         (0.27)            (0.59)         (0.01)           (0.24)            (0.54)          (0.01)
  Dividends from capital
    gains.................          0.00             (0.21)         (0.55)            0.00             (0.21)          (0.50)
                                --------       --------------  -------------       -------           -------      -------------
Total distributions.......         (0.27)            (0.80)         (0.56)           (0.24)            (0.75)          (0.51)
                                --------       --------------  -------------       -------           -------      -------------
Net Asset Value, End of
  Period..................      $   9.99          $   9.89        $  9.94           $ 9.99            $ 9.89         $  9.94
                           ===============     ============    =============  ===============     ============    =============
Total Return..............          3.80%             7.67%          5.30%            3.54%             7.11%           4.74%*
Net Assets End of Period
  (in thousands)..........      $ 37,891          $ 36,891        $32,373           $1,492            $1,446         $ 1,241
Ratios to Average Net Assets of:
  Net investment income...          5.46%*            5.87%          6.29%*           4.84%*            5.37%           5.73%*
  Expenses net of waivers/
    reimbursements........          1.60%*            1.70%          1.85%*           2.05%*            2.20%           2.29%*
  Expenses before waivers/
    reimbursements........          1.65%*            1.75%          1.86%*           2.10%*            2.25%           2.31%*
Portfolio Turnover Rate...            50%              138%            92%              50%              138%             92%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                      GLOBAL EQUITY
                           ----------------------------------------------------------------------------------------------------
                                                CLASS A                                            CLASS D
                           -------------------------------------------------  -------------------------------------------------
                                                               MAY 12, 1994                                       MAY 12, 1994
                                                               (COMMENCEMENT                                      (COMMENCEMENT
                                                                    OF                                                 OF
                                                                OPERATIONS)                                        OPERATIONS)
                            SIX MONTHS ENDED                      THROUGH      SIX MONTHS ENDED                      THROUGH
                           SEPTEMBER 30, 1996    YEAR ENDED      MARCH 31,    SEPTEMBER 30, 1996    YEAR ENDED      MARCH 31,
                              (UNAUDITED)      MARCH 31, 1996      1995          (UNAUDITED)      MARCH 31, 1996      1995
                           ------------------  --------------  -------------  ------------------  --------------  -------------
Net Asset Value, Beginning
  of Period...............      $  11.08          $   9.90        $ 10.00           $10.95            $ 9.82         $ 10.00
                                --------       --------------  -------------       -------           -------      -------------
Income from Investment
  Operations:
  Net investment income...         (0.01)            (0.04)         (0.05)           (0.04)            (0.09)          (0.07)
  Net realized and
    unrealized gains on
    investments...........          0.51              1.46          (0.03)            0.51              1.46           (0.10)
                                --------       --------------  -------------       -------           -------      -------------
  Total from investment
    operations............          0.50              1.42          (0.08)            0.47              1.37           (0.17)
                                --------       --------------  -------------       -------           -------      -------------
Less Distributions:
  Dividends from net
    investment income.....          0.00              0.00           0.00             0.00              0.00            0.00
  Dividends from capital
    gains.................          0.00             (0.24)         (0.02)**          0.00             (0.24)          (0.01)**
                                --------       --------------  -------------       -------           -------      -------------
Total distributions.......          0.00             (0.24)         (0.02)            0.00             (0.24)          (0.01)
                                --------       --------------  -------------       -------           -------      -------------
Net Asset Value, End of
  Period..................      $  11.58          $  11.08        $  9.90           $11.42            $10.95         $  9.82
                           ===============     ============    =============  ===============     ============    =============
Total Return..............          4.51%            14.41%         (0.84)%           4.29%            14.01%          (1.72)%
Net Assets End of Period
  (in thousands)..........      $ 16,683          $ 14,597        $ 9,213           $4,011            $3,725         $ 3,322
Ratios to Average Net Assets of:
  Net investment income...         (0.17)%*          (0.36)%        (0.65)%*         (0.66)%*          (0.83)%         (1.51)%*
  Expenses net of waivers/
    reimbursements........          2.30%*            2.37%          2.50%*           2.80%*            2.87%           2.98%*
  Expenses before waivers/
    reimbursements........          2.30%*            2.43%          3.22%*           2.80%*            2.96%           3.69%*
Portfolio Turnover Rate...            46%               92%            76%              46%               92%             76%
Average Commission per
  Share...................      $   0.02                --             --           $ 0.02                --              --

 * Annualized.
** Represents distribution in excess of net investment income.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                        SMALL CAP
                           ----------------------------------------------------------------------------------------------------
                                                CLASS A                                            CLASS D
                           -------------------------------------------------  -------------------------------------------------
                                                               JUNE 8, 1994                                       JUNE 8, 1994
                                                               (COMMENCEMENT                                      (COMMENCEMENT
                                                                    OF                                                 OF
                                                                OPERATIONS)                                        OPERATIONS)
                            SIX MONTHS ENDED                      THROUGH      SIX MONTHS ENDED                      THROUGH
                           SEPTEMBER 30, 1996    YEAR ENDED      MARCH 31,    SEPTEMBER 30, 1996    YEAR ENDED      MARCH 31,
                              (UNAUDITED)      MARCH 31, 1996      1995          (UNAUDITED)      MARCH 31, 1996      1995
                           ------------------  --------------  -------------  ------------------  --------------  -------------
Net Asset Value, Beginning
  of Period...............      $  15.88          $  11.25        $ 10.00          $  15.76           $11.22         $ 10.00
                                --------       --------------  -------------       --------          -------      -------------
Income from Investment
  Operations:
  Net investment income...         (0.07)            (0.08)         (0.03)            (0.11)           (0.16)          (0.05)
  Net realized and
    unrealized gains on
    investments...........          2.99              5.19           1.52              2.98             5.18            1.51
                                --------       --------------  -------------       --------          -------      -------------
  Total from investment
    operations............          2.92              5.11           1.49              2.87             5.02            1.46
                                --------       --------------  -------------       --------          -------      -------------
Less Distributions:
  Dividends from net
    investment income.....          0.00              0.00          (0.24)             0.00             0.00           (0.24)
  Dividends from capital
    gains.................          0.00             (0.48)          0.00              0.00            (0.48)           0.00
                                --------       --------------  -------------       --------          -------      -------------
Total distributions.......          0.00             (0.48)         (0.24)             0.00            (0.48)          (0.24)
                                --------       --------------  -------------       --------          -------      -------------
Net Asset Value, End of
  Period..................      $  18.80          $  15.88        $ 11.25          $  18.63           $15.76         $ 11.22
                           ===============     ============    =============  ===============     ============    =============
Total Return..............         18.32%            45.88%         15.03%            18.15%           45.19%          14.72%
Net Assets End of Period
  (in thousands)..........      $ 49,761          $ 28,840        $ 8,785          $ 13,897           $8,897         $ 3,367
Ratios to Average Net Assets of:
  Net investment income...         (0.77)%*          (0.80)%        (0.43)%*          (1.28)%*         (1.30)%         (0.93)%*
  Expenses net of waivers/
    reimbursements........          1.90%*            2.00%          2.00%*            2.42%*           2.50%           2.50%*
  Expenses before waivers/
    reimbursements........          1.96%*            2.18%          3.28%*            2.48%*           2.74%           3.68%*
Portfolio Turnover Rate...            28%              102%           151%               28%             102%            151%
Average Commission per
  Share...................      $   0.06                --             --          $   0.06               --              --

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                       APPRECIATION
                           ----------------------------------------------------------------------------------------------------
                                                CLASS A                                            CLASS D
                           -------------------------------------------------  -------------------------------------------------
                                                               JULY 6, 1994                                       JULY 6, 1994
                                                               (COMMENCEMENT                                      (COMMENCEMENT
                                                                    OF                                                 OF
                                                                OPERATIONS)                                        OPERATIONS)
                            SIX MONTHS ENDED                      THROUGH      SIX MONTHS ENDED                      THROUGH
                           SEPTEMBER 30, 1996    YEAR ENDED      MARCH 31,    SEPTEMBER 30, 1996    YEAR ENDED      MARCH 31,
                              (UNAUDITED)      MARCH 31, 1996      1995          (UNAUDITED)      MARCH 31, 1996      1995
                           ------------------  --------------  -------------  ------------------  --------------  -------------
Net Asset Value, Beginning
  of Period...............      $  13.02          $  10.67        $ 10.00           $12.91            $10.63         $ 10.00
                                --------       --------------  -------------       -------           -------      -------------
Income from Investment
  Operations:
  Net investment income...         (0.01)            (0.05)          0.00            (0.04)            (0.09)          (0.03)
  Net realized and
    unrealized gains on
    investments...........          1.59              2.71           0.73             1.59              2.68            0.72
                                --------       --------------  -------------       -------           -------      -------------
  Total from investment
    operations............          1.58              2.66           0.73             1.55              2.59            0.69
                                --------       --------------  -------------       -------           -------      -------------
(0.06)Less Distributions:
  Dividends from net
    investment income.....          0.00              0.00          (0.06)            0.00              0.00           (0.06)
  Dividends from capital
    gains.................          0.00             (0.31)          0.00             0.00             (0.31)           0.00
                                --------       --------------  -------------       -------           -------      -------------
Total distributions.......          0.00             (0.31)         (0.06)            0.00             (0.31)          (0.06)
                                --------       --------------  -------------       -------           -------      -------------
Net Asset Value, End of
  Period..................      $  14.60          $  13.02        $ 10.67           $14.46            $12.91         $ 10.63
                           ===============     ============    =============  ===============     ============    =============
Total Return..............         12.14%            25.07%          7.32%           12.01%            24.50%           6.92%
Net Assets End of Period
  (in thousands)..........      $ 39,888          $ 25,561        $15,126           $3,002            $2,482         $ 1,693
Ratios to Average Net Assets of:
  Net investment income...         (0.12)%*          (0.39)%        (0.04)%*         (0.56)%*          (0.86)%         (0.56)%*
  Expenses net of waivers/
    reimbursements........          1.97%*            2.00%          2.00%*           2.47%*            2.50%           2.50%*
  Expenses before waivers/
    reimbursements........          1.99%*            2.10%          2.88%*           2.49%*            2.64%           3.40%*
Portfolio Turnover Rate...            31%               78%            58%              31%               78%             58%
Average Commission per
  Share...................      $   0.06                --             --           $ 0.06                --              --

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.

DIRECTORS AND OFFICERS

DIRECTORS
WILLIAM H. CAMMACK*                     Chairman, Equitable Securities Corporation
W. HOWARD CAMMACK, JR.*                 Managing Director, Equitable Securities Corporation
J. BRANSFORD WALLACE                    Chairman, Willis Coroon, PLC
BROWNLEE O. CURREY, JR.                 President, The Nashville Banner
E. TOWNES DUNCAN                        Chairman and Chief Executive Officer, Comptronix
                                        Corporation
* "Interested Person" as that term is defined in the Investment Company Act of 1940.
---------------------------------------------------------------------------------------------
OFFICERS
WILLIAM H. CAMMACK                      President
W. HOWARD CAMMACK, JR.                  Treasurer
JOHN J. PILEGGI                         Secretary
JOHN L. McALLISTER                      Assistant Secretary and Assistant Treasurer
GORDON FORRESTER                        Assistant Treasurer
JOAN V. FIORE                           Assistant Secretary
SHERYL HIRSCHFELD                       Assistant Secretary

                                  ADDRESS FOR:

                                   [ESC LOGO]

                           ESC STRATEGIC FUNDS, INC.
                                237 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                        GENERAL AND ACCOUNT INFORMATION:
                              (800) 261-FUND(3863)

INVESTMENT ADVISER AND DISTRIBUTOR
---------------------------------------

Equitable Securities Corporation
800 Nashville City Center
511 Union Street
Nashville, Tennessee 37219-1743

ADMINISTRATOR
---------------

Furman Selz LLC
230 Park Avenue
New York, New York 10169

CUSTODIAN
----------

Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

COUNSEL
--------

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

ESC Strategic ASSET PRESERVATION Fund
ESC Strategic INCOME Fund
ESC Strategic GLOBAL EQUITY Fund
ESC Strategic SMALL CAP Fund
ESC Strategic APPRECIATION Fund


                                   [ESC LOGO]

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1996